UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02145

LORD ABBETT BOND-DEBENTURE FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

John T. Fitzgerald, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 522-2388

Date of fiscal year end: 12/31

Date of reporting period: 12/31/2019

Item 1:	Report(s) to Shareholders.

LORD ABBETT
ANNUAL REPORT

Lord Abbett

Bond Debenture Fund

For the fiscal year ended December 31, 2019

Important Information on Paperless Delivery

Beginning in February 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer, investment advisor or bank. Instead, the reports will be made available on Lord Abbett’s website and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Shareholders who hold accounts directly with the Fund may elect to receive shareholder reports and other communications from the Fund electronically by signing into your Lord Abbett online account at lordabbett.com and selecting “Log In.” For further information, you may also contact the Fund at (800) 821-5129. Shareholders who hold accounts through a financial intermediary should contact them directly.

You may elect to receive all future reports in paper free of charge by contacting the Fund at (800) 821-5129. Your election to receive reports in paper will apply to all funds held with Lord Abbett. If your fund shares are held through a financial intermediary please contact them directly. Your election applies to all funds held with that intermediary.

Table of Contents

1	A Letter to Shareholders

4	Investment Comparison

5	Information About Your Fund’s Expenses and Holdings Presented by Sector

8	Schedule of Investments

46	Statement of Assets and Liabilities

48	Statement of Operations

49	Statements of Changes in Net Assets

50	Financial Highlights

54	Notes to Financial Statements

72	Report of Independent Registered Public Accounting Firm

73	Supplemental Information to Shareholders

Lord Abbett Bond Debenture Fund

Annual Report

For the fiscal year ended December 31, 2019

From left to right: James L.L. Tullis, Independent Chairman of the Lord Abbett Funds and Douglas B. Sieg, Director, President, and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this overview of the performance of Lord Abbett Bond Debenture Fund for the fiscal year ended December 31, 2019. On this page and the following pages, we discuss the major factors that influenced fiscal year performance. For additional information about the Fund, please visit our website at www.lordabbett.com, where you also can access quarterly commentaries that provide updates on the Fund’s performance and other portfolio related updates.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Douglas B. Sieg

Director, President, and Chief Executive Officer

For the fiscal year ended December 31, 2019, the Fund returned 13.37%, reflecting performance at the net asset value (NAV) of Class A shares with all distributions reinvested, compared to its benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index,1 which returned 8.72% over the same period.

The trailing 12-month period was characterized by several market-moving events. Following a tumultuous fourth quarter of 2018, where trade tensions and monetary policy uncertainty sent many investors toward safety, the market staged a strong recovery. Trade tensions continued to dominate headlines, as trade negotiations between the U.S. and China remained volatile throughout the period. One of the more notable shifts over the year was the U.S. Federal Reserve’s (the “Fed”) transition to a more dovish policy stance, with Chairman Jerome Powell stating that the Fed would act appropriately to sustain economic growth. The combination of a dovish Fed, trade pressures, and slowing economic growth resulted in a downward shift in the U.S. Treasury yield curve.

Despite bouts of volatility arising from U.S./China trade, risk assets rallied during the 12-months ended December 31, 2019, primarily due to the dovish comments from central banks around the globe, culminating in the longest U.S. economic expansion on record. Credit sectors performed exceptionally well, with investment grade bonds benefiting from a sizeable decline in spreads along with a sharp downward shift in the yield curve. Additionally, high yield bonds produced strong returns. High yield performance was characterized by a sharp up-in-quality bias, as the CCC segment sharply underperformed. The CCC tier was adversely affected during the year by idiosyncratic weakness in select industries along with overall investor hesitation to enter the space given late cycle concerns and a strong preference for perceived quality and liquidity. The energy sector dragged on high yield performance, which we believe was due largely to idiosyncratic issues within select industries.

The Fund’s exposure to high yield bonds contributed to relative performance, as the high yield market outperformed the broader fixed income market, as represented by the Fund’s benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index1. High yield bonds benefited from a dynamic in which both duration and credit were in favor, as we witnessed a sharp fall in bond yields around the globe which subsequently increased the demand for yield. The Fund’s overweight to and selection within the investment grade bond allocation was also a relative contributor during the period. The Fund’s modest allocation to equities was a relative contributor.

The Fund’s modest allocation to bank loans and CLOs detracted from relative performance during the period. The bank loan asset class was adversely affected by declining rates and a negative technical backdrop during the period, underperforming many duration-sensitive assets. The Fund’s modest allocation to sovereign bonds was also a relative detractor during the year.

The Fund’s portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

1   The Bloomberg Barclays U.S. Aggregate Bond Index is an index of U.S dollar-denominated, investment-grade U.S. government and corporate securities, and mortgage pass-through securities, and asset-backed securities. Indexes are unmanaged, do not reflect the deduction of fees or expenses, and an investor cannot invest directly in an index.

Unless otherwise specified, indexes reflect total return, with all dividends reinvested. Indexes are unmanaged, do not reflect the deduction of fees or expenses, and are not available for direct investment.

Important Performance and Other Information

Performance data quoted in the following pages reflect past performance and are no guarantee of future results. Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment in the Fund will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. You can obtain performance data current to the most recent month end by calling Lord Abbett at 888-522-2388 or referring to www.lordabbett.com.

The annual commentary above discusses the views of the Fund’s management and various portfolio holdings of the Fund as of December 31, 2019. These views and portfolio holdings may have changed after this date. Information provided in the commentary is not a recommendation to buy or sell securities. Because the Fund’s portfolio is actively managed and may change significantly, the Fund may no longer own the securities described above or may have otherwise changed its position in the securities. For more recent information about the Fund’s portfolio holdings, please visit www.lordabbett.com.

A Note about Risk: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Fund, please see the Fund’s prospectus.

Mutual funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, banks, and are subject to investment risks including possible loss of principal amount invested.

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the Bloomberg Barclays U.S. Aggregate Bond Index and the ICE BofA Merrill Lynch U.S. High Yield Constrained Index, assuming reinvestment of all dividends and distributions. The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable Sales Charge for the Periods Ended December 31, 2019

	1 Year	5 Years	10 Years	Life of Class
Class A3	10.85%	5.16%	6.76%	–
Class C4	11.77%	4.99%	6.35%	–
Class F5	13.64%	5.76%	7.18%	–
Class F3[6]	13.86%	–	–	5.89%
Class I5	13.80%	5.84%	7.29%	–
Class P5	13.16%	5.54%	6.94%	–
Class R2[5]	12.93%	5.21%	6.65%	–
Class R3[5]	13.20%	5.35%	6.77%	–
Class R4[7]	13.46%	–	–	5.56%
Class R5[7]	13.79%	–	–	5.83%
Class R6[7]	13.73%	–	–	5.88%

1   Reflects the deduction of the maximum initial sales charge of 2.25%.

2   Performance of each unmanaged index does not reflect any fees or expenses. The performance of each index is not necessarily representative of the Fund’s performance.

3   Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 2.25% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ended December 31, 2019 is calculated using the SEC-required uniform method to compute such return.

4   The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance for other periods is at net asset value.

5   Performance is at net asset value.

6   Commenced operations and performance for the Class began on April 4, 2017. Performance is at net asset value.

7   Commenced operations and performance for the Class began on June 30, 2015. Performance is at net asset value.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2019 through December 31, 2019).

Actual Expenses

For each class of the Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 7/1/19 – 12/31/19” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of the Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	7/1/19	12/31/19	7/1/19 - 12/31/19
Class A
Actual	$1,000.00	$1,024.50	$4.03
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.22	$4.02
Class C
Actual	$1,000.00	$1,022.50	$7.24
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.05	$7.22
Class F
Actual	$1,000.00	$1,026.20	$3.52
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.73	$3.52
Class F3
Actual	$1,000.00	$1,027.10	$2.66
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.58	$2.65
Class I
Actual	$1,000.00	$1,026.80	$3.01
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.23	$3.01
Class P
Actual	$1,000.00	$1,024.30	$5.31
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.96	$5.30
Class R2
Actual	$1,000.00	$1,022.40	$6.07
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.21	$6.06
Class R3
Actual	$1,000.00	$1,024.20	$5.56
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.71	$5.55
Class R4
Actual	$1,000.00	$1,025.50	$4.29
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.97	$4.28
Class R5
Actual	$1,000.00	$1,026.80	$3.01
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.23	$3.01
Class R6
Actual	$1,000.00	$1,025.90	$2.66
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.58	$2.65

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.79% for Class A, 1.42% for Class C, 0.69% for Class F, 0.52% for Class F3, 0.59% for Class I, 1.04% for Class P, 1.19% for Class R2, 1.09% for Class R3, 0.84% for Class R4, 0.59% for Class R5 and 0.52% for Class R6) multiplied by the average account value over the period, multiplied by 184/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

December 31, 2019

Sector*	%**
Aerospace	0.10%
Asset Backed	1.68%
Automotive	2.09%
Banking	6.46%
Basic Industry	3.47%
Capital Goods	3.58%
Chemicals	0.17%
Consumer Goods	3.80%
Consumer Staples	0.24%
Energy	9.40%
Financial Services	3.73%
Foreign Government	5.92%
Healthcare	5.54%
Industrials	0.12%
Information Technology	0.18%
Insurance	1.71%
Leisure	2.85%
Manufacturing	0.18%
Media	5.05%
Mortgaged-Backed	2.83%
Municipal	3.10%
Real Estate	1.76%
Retail	4.42%
Services	2.48%
Technology & Electronics	4.81%
Telecommunications	2.12%
Transportation	3.31%
U.S.Government	11.51%
Utility	6.02%
Repurchase Agreement	1.37%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Schedule of Investments

December 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 106.77%

ASSET-BACKED SECURITIES 3.07%

Automobiles 0.13%
ACC Trust 2018-1 B†	4.82%		5/20/2021	$6,637	$6,668,469
ACC Trust 2018-1 C†	6.81%		2/21/2023	5,140	5,253,468
TCF Auto Receivables Owner Trust 2016-1A B†	2.32%		6/15/2022	8,695	8,690,191
Total					20,612,128

Credit Cards 0.10%
Perimeter Master Note Business Trust 2019-2A A†	4.23%		5/15/2024	16,717	16,757,121

Other 2.84%
AMMC CLO 15 Ltd. 2014-15A DRR†	5.401% (3 Mo. LIBOR + 3.40%	)#	1/15/2032	2,514	2,416,363
AMMC CLO XII Ltd. 2013-12A DR†	4.601% (3 Mo. LIBOR + 2.70%	)#	11/10/2030	3,859	3,488,729	(a)
APEX CREDIT CLO LLC 2017-2A B†	3.758% (3 Mo. LIBOR + 1.85%	)#	9/20/2029	7,197	7,199,510
Apidos CLO XXXII 2019-32A C†(b)	Zero Coupon	(c)	1/20/2033	6,953	6,952,810	(a)
Ascentium Equipment Receivables Trust 2016-2A B†	2.50%		9/12/2022	1,038	1,037,854
Atrium XV-15A D†	4.934% (3 Mo. LIBOR + 3.00%	)#	1/23/2031	7,286	7,122,949
Battalion CLO VII Ltd. 2014-7A CRR†	4.932% (3 Mo. LIBOR + 2.93%	)#	7/17/2028	1,831	1,830,280
Battalion CLO XV Ltd. 2019-16A B†	Zero Coupon	(c)	12/19/2032	23,286	23,288,669
Benefit Street Partners CLO XIX Ltd. 2019-19A B†(b)	Zero Coupon	(c)	1/15/2033	7,922	7,927,353
Benefit Street Partners CLO XIX Ltd. 2019-19A C†(b)	Zero Coupon	(c)	1/15/2033	6,418	6,423,041
BlueMountain CLO XXIII Ltd. 2018-23A D†	4.866% (3 Mo. LIBOR + 2.90%	)#	10/20/2031	4,348	4,191,564
Carlyle US CLO Ltd. 2019-4A B†(b)	Zero Coupon	(c)	1/15/2033	15,609	15,609,490
Cedar Funding VI CLO Ltd. 2016-6A BR†	3.566% (3 Mo. LIBOR + 1.60%	)#	10/20/2028	2,600	2,581,667
Cedar Funding VI CLO Ltd. 2016-6A DR†	4.966% (3 Mo. LIBOR + 3.00%	)#	10/20/2028	7,699	7,558,373
Cent CLO Ltd. 2014-21A CR2†	5.136% (3 Mo. LIBOR + 3.20%	)#	7/27/2030	4,936	4,665,969
Conn’s Receivables Funding LLC 2017-B C†	5.95%		11/15/2022	20,538	20,654,611
Galaxy XXI CLO Ltd. 2015-21A AR†	2.986% (3 Mo. LIBOR + 1.02%	)#	4/20/2031	5,311	5,253,414

8	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

Halcyon Loan Advisors Funding Ltd. 2015-2A CR†	4.09% (3 Mo. LIBOR + 2.15%	)#	7/25/2027	$5,476	$5,477,411
Halcyon Loan Advisors Funding Ltd. 2017-2A A2†	3.702% (3 Mo. LIBOR + 1.70%	)#	1/17/2030	9,320	9,232,158
Harbor Park CLO Ltd. 2018-1A D†	4.866% (3 Mo. LIBOR + 2.90%	)#	1/20/2031	4,560	4,422,174
Hardee’s Funding LLC 20181A A2II†	4.959%		6/20/2048	37,803	38,743,647
Jamestown CLO VII Ltd. 2015-7A BR†	3.59% (3 Mo. LIBOR + 1.65%	)#	7/25/2027	12,548	12,327,553
KKR CLO 9 Ltd. 9 B1R†	3.751% (3 Mo. LIBOR + 1.75%	)#	7/15/2030	6,340	6,295,541
KKR CLO Ltd-15 DR†	5.153% (3 Mo. LIBOR + 3.15%	)#	1/18/2032	2,736	2,625,634
KVK CLO Ltd. 2013-A BR†	3.451% (3 Mo. LIBOR + 1.45%	)#	1/14/2028	3,567	3,551,930
Madison Park Funding XIV Ltd. 2014-14A DRR†	4.903% (3 Mo. LIBOR + 2.95%	)#	10/22/2030	3,923	3,835,408
Madison Park Funding XXXVI Ltd. 2019-36A C†	2.60% (3 Mo. LIBOR + 2.60%	)#	1/15/2033	12,488	12,489,042
Mariner CLO LLC 2015-1A DR†	5.616% (3 Mo. LIBOR + 3.65%	)#	4/20/2029	2,277	2,279,854
Mariner CLO Ltd. 2017-4A D†	4.986% (3 Mo. LIBOR + 3.05%	)#	10/26/2029	6,254	6,120,902
Mountain View CLO X Ltd. 2015-10A BR†	3.351% (3 Mo. LIBOR + 1.35%	)#	10/13/2027	13,725	13,609,459
Northwoods Capital 20 Ltd. 2019-20A C†	4.701% (3 Mo. LIBOR + 2.80%	)#	1/25/2030	14,954	14,982,142
Octagon Investment Partners 39 Ltd. 2018-3A D†	4.916% (3 Mo. LIBOR + 2.95%	)#	10/20/2030	3,789	3,686,680
OHA Loan Funding Ltd. 2015-1A CR2†	4.501% (3 Mo. LIBOR + 2.65%	)#	11/15/2032	8,238	8,235,471
OZLM Funding III Ltd. 2013-3A A2AR†	3.82% (3 Mo. LIBOR + 1.95%	)#	1/22/2029	15,000	15,010,531
Palmer Square Loan Funding Ltd. 2018-1A A1†	2.601% (3 Mo. LIBOR + .60%	)#	4/15/2026	18,545	18,481,231
Palmer Square Loan Funding Ltd. 2018-1A A2†	3.051% (3 Mo. LIBOR + 1.05%	)#	4/15/2026	9,660	9,643,243
Palmer Square Loan Funding Ltd. 2018-1A B†	3.401% (3 Mo. LIBOR + 1.40%	)#	4/15/2026	5,069	5,040,179
Planet Fitness Master Issuer LLC 2018-1A A2I†	4.262%		9/5/2048	17,814	18,155,938
Planet Fitness Master Issuer LLC 2018-1A A2II†	4.666%		9/5/2048	22,267	23,208,236
Planet Fitness Master Issuer LLC 2019-1A A2†	3.858%		12/5/2049	15,242	15,043,918
Regatta VI Funding Ltd. 2016-1A DR†	4.666% (3 Mo. LIBOR + 2.70%	)#	7/20/2028	2,216	2,196,392

See Notes to Financial Statements.	9

Schedule of Investments (continued)

December 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Other (continued)

Regatta XVI Funding Ltd. 2019-2A B†	3.953% (3 Mo. LIBOR + 2.05%	)#	1/15/2033		$31,200	$31,274,749
Sound Point CLO XI Ltd. 2016-1A DR†	4.916% (3 Mo. LIBOR + 2.95%	)#	7/20/2028		6,840	6,822,888
THL Credit Wind River CLO Ltd. 2018-3A D†	4.916% (3 Mo. LIBOR + 2.95%	)#	1/20/2031		7,164	6,563,043
Towd Point Mortgage Trust 2019-HY2 A1†	2.792% (1 Mo. LIBOR + 1.00%	)#	5/25/2058		15,918	16,010,717
West CLO Ltd. 2014-2A BR†	3.751% (3 Mo. LIBOR + 1.75%	)#	1/16/2027		4,541	4,522,289
Wingstop Funding LLC 2018-1 A2†	4.97%		12/5/2048		19,599	20,198,428
Total						468,289,434
Total Asset-Backed Securities (cost $505,243,852)						505,658,683

				Shares (000)
COMMON STOCKS 5.71%

Auto Parts & Equipment 0.04%
Chassix Holdings, Inc.					607	6,070,570

Banking 0.50%
First Republic Bank					361	42,430,927
Northern Trust Corp.					151	16,042,240
SVB Financial Group*					98	24,628,781
Total						83,101,948

Beverages 0.27%
Brown-Forman Corp. Class B					254	17,199,874
Budweiser Brewing Co. APAC Ltd.†*(d)				HKD	2,877	9,709,564
Carlsberg A/S Class B(d)				DKK	116	17,328,235
Total						44,237,673

Discount Stores 0.10%
Target Corp.					128	16,401,392

Diversified Capital Goods 0.30%
Carlisle Cos., Inc.					99	16,074,920
Dover Corp.					143	16,534,277
Illinois Tool Works, Inc.					93	16,705,590
Total						49,314,787

Electric: Generation 0.12%
SolarEdge Technologies, Inc. (Israel)*(e)					201	19,069,349

10	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2019

Investments	Shares (000)		Fair Value
Electric: Integrated 0.00%
Eneva SA*(d)	BRL	33	$363,683

Electronics 0.10%
Universal Display Corp.		77	15,764,355

Energy: Exploration & Production 0.22%
Chaparral Energy, Inc. Class A*		541	952,385
MEG Energy Corp.*(d)	CAD	6,241	35,519,275
Templar Energy LLC Class A Units		417	33,346	(a)
Total			36,505,006

Food & Drug Retailers 0.11%
Casey’s General Stores, Inc.		113	17,928,825

Food: Wholesale 0.23%
Beyond Meat, Inc.*		223	16,878,380
Sanderson Farms, Inc.		115	20,331,735
Total			37,210,115

Forestry/Paper 0.10%
Westrock Co.		404	17,335,640

Gas Distribution 0.00%
Dommo Energia SA*(d)	BRL	353	258,194

Media: Content 0.01%
ION Media Networks, Inc.		4	1,931,885	(f)

Medical Products 0.41%
DexCom, Inc.*		80	17,407,985
Edwards Lifesciences Corp.*		70	16,266,845
Intuitive Surgical, Inc.*		28	16,543,333
Teleflex, Inc.		45	17,071,554
Total			67,289,717

Metals/Mining (Excluding Steel) 0.10%
Arconic, Inc.		525	16,142,896

Oil Field Equipment & Services 0.05%
Halliburton Co.		336	8,209,685

Personal & Household Products 0.18%
Estee Lauder Cos., Inc. (The) Class A		80	16,487,056
Gibson Brands, Inc.		107	12,560,985	(a)

See Notes to Financial Statements.	11

Schedule of Investments (continued)

December 31, 2019

Investments	Shares (000)		Fair Value
Personal & Household Products (continued)
Remington Outdoor Co., Inc.*		164	$135,092
Total			29,183,133

Pharmaceuticals 0.20%
NextCure, Inc*		595	33,497,141

Rail 0.20%
Kansas City Southern		216	33,068,776

Restaurants 0.39%
Shake Shack, Inc. Class A*		1,081	64,414,709

Software/Services 0.96%
Adyen NV†*(d)	EUR	20	16,440,252
Alibaba Group Holding Ltd. ADR*		158	33,420,809
Alphabet, Inc. Class A*		12	16,122,238
DocuSign, Inc.*		334	24,776,752
RingCentral, Inc. Class A*		99	16,708,956
Shopify, Inc. Class A (Canada)*(e)		83	33,094,559
Trade Desk, Inc. (The) Class A*(b)		68	17,681,146
Total			158,244,712

Specialty Retail 0.42%
Claires Holdings LLC		15	9,856,842
Lululemon Athletica, Inc. (Canada)*(e)		256	59,389,763
Total			69,246,605

Support: Services 0.20%
Booz Allen Hamilton Holding Corp.		230	16,357,482
IHS Markit Ltd. (United Kingdom)*e)		218	16,437,075
Total			32,794,557

Technology Hardware & Equipment 0.30%
Apple, Inc.		60	17,670,389
NVIDIA Corp.		139	32,695,876
Total			50,366,265

Telecommunications: Wireless 0.10%
Qorvo, Inc.*		139	16,189,909

Transportation: Infrastructure/Services 0.10%
XPO Logistics, Inc.*		210	16,739,790
Total Common Stocks (cost $922,757,524)			940,881,317

12	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
CONVERTIBLE BOND 0.18%

Automakers
Tesla, Inc. (cost $23,159,684)	2.00%		5/15/2024	$19,183	$29,049,244

FLOATING RATE LOANS(g) 6.76%

Advertising 0.12%
Clear Channel Outdoor Holdings, Inc. Term Loan B	5.299% (1 Mo. LIBOR + 3.50%	)	8/21/2026	20,207	20,353,454

Aerospace/Defense 0.09%
Doncasters Finance US LLC USD Term Loan	5.445% (3 Mo. LIBOR + 3.5%	)	4/9/2020	18,015	14,559,993

Air Transportation 0.22%
American Airlines, Inc. 2018 Term Loan B	3.542% (1 Mo. LIBOR + 1.75%	)	6/27/2025	21,063	21,128,409
Kestrel Bidco Inc. Term Loan (Canada)	4.718% (1 Mo. LIBOR + 3.00%	)	12/11/2026	15,044	15,198,502
Total					36,326,911

Auto Parts & Equipment 0.20%
American Axle and Manufacturing, Inc. Term Loan B	4.05% (3 Mo. LIBOR + 2.25%) - 4.19%		4/6/2024	32,369	32,449,534

Building Materials 0.25%
Forterra Finance, LLC 2017 Term Loan B	4.799% (3 Mo. LIBOR + 3.00%	)	10/25/2023	25,049	24,568,999
Yak Access, LLC 2018 1st Lien Term Loan B	6.792% (1 Mo. LIBOR + 5.00%	)	7/11/2025	17,781	17,219,813
Total					41,788,812

Chemicals 0.22%
Polar US Borrower, LLC 2018 1st Lien Term Loan	6.62% (3 Mo. LIBOR + 4.75%) - 6.69%		10/15/2025	4,865	4,852,472	(h)
Starfruit Finco B.V 2018 USD Term Loan B (Netherlands)(e)	4.96% (1 Mo. LIBOR + 3.25%	)	10/1/2025	31,440	31,505,110
Total					36,357,582

Diversified Capital Goods 0.14%
Granite Holdings US Acquisition Co. Term Loan B	7.211% (3 Mo. LIBOR + 5.25%	)	9/30/2026	22,445	22,557,465	(h)

See Notes to Financial Statements.	13

Schedule of Investments (continued)

December 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Electric: Generation 0.56%

Astoria Energy LLC Term Loan B	5.80% (1 Mo. LIBOR + 4.00%	)	12/24/2021	$23,860	$23,845,441
Edgewater Generation, L.L.C. Term Loan	5.549% (3 Mo. LIBOR + 3.75%	)	12/13/2025	25,175	24,214,773
Frontera Generation Holdings LLC 2018 Term Loan B	5.99% (1 Mo. LIBOR + 4.25%	)	5/2/2025	18,528	16,026,406
Lightstone Holdco LLC 2018 Term Loan B	5.549% (3 Mo. LIBOR + 3.75%	)	1/30/2024	13,171	12,143,992
Lightstone Holdco LLC 2018 Term Loan C	5.549% (3 Mo. LIBOR + 3.75%	)	1/30/2024	743	684,940
Moxie Patriot LLC Delayed Draw Term Loan B2	7.695% (3 Mo. LIBOR + 5.75%	)	12/19/2020	10,385	9,255,695
Moxie Patriot LLC Term Loan B1	7.695% (3 Mo. LIBOR + 5.75%	)	12/19/2020	6,226	5,549,271
Total					91,720,518

Electric: Integrated 0.42%
Pacific Gas & Electric Company DIP Delayed Draw Term Loan	2.25%		12/31/2020	4,102	4,122,510	(h)
Pacific Gas & Electric Company DIP Term Loan	3.97% (1 Mo. LIBOR + 2.25%	)	12/31/2020	12,305	12,366,525	(h)
Pacific Gas & Electric Company Revolving Term Loan	–	(i)	4/27/2022	52,710	52,907,662	(h)
Total					69,396,697

Food & Drug Retailers 0.09%
GOBP Holdings, Inc. 2019 Term Loan B	5.24% (1 Mo. LIBOR + 3.50%	)	10/22/2025	14,394	14,598,149

Food: Wholesale 0.10%
United Natural Foods, Inc. Term Loan B	–	(i)	10/22/2025	18,812	16,166,576

Gaming 0.56%
MGM Growth Properties Operating Partnership LP 2016 Term Loan B	3.799% (3 Mo. LIBOR + 2.00%	)	3/3/2025	19,561	19,675,922
PCI Gaming Authority Term Loan	4.299% (1 Mo. LIBOR + 2.50%	)	5/29/2026	12,237	12,338,008
Playtika Holding Corp Term Loan B	7.799% (1 Mo. LIBOR + 6.00%	)	12/10/2024	32,344	32,748,655
VICI Properties 1 LLC Replacement Term Loan B	3.785% (1 Mo. LIBOR + 2.00%	)	12/20/2024	27,044	27,209,104
Total					91,971,689

14	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Gas Distribution 0.17%

Buckeye Partners, L.P. 2019 Term Loan B	4.531% (1 Mo. LIBOR + 2.75%	)	11/1/2026	$15,315	$15,472,912
Lower Cadence Holdings LLC Term Loan B	5.799% (1 Mo. LIBOR + 4.00%	)	5/22/2026	13,085	12,978,993
Total					28,451,905

Health Services 0.83%
Da Vinci Purchaser Corp. 2019 Term Loan	–	(i)	12/3/2026	16,312	16,352,573
Emerald TopCo Inc Term Loan	5.299% (1 Mo. LIBOR + 3.50%	)	7/24/2026	23,963	24,131,522
Global Medical Response, Inc. 2018 Term Loan B1	5.035% (1 Mo. LIBOR + 3.25%	)	4/28/2022	17,957	17,645,652
Parexel International Corporation Term Loan B	4.555% (1 Mo. LIBOR + 2.75%	)	9/27/2024	26,942	26,504,249
RegionalCare Hospital Partners Holdings, Inc. 2018 Term Loan B	6.299% (1 Mo. LIBOR + 4.50%	)	11/17/2025	26,883	27,134,882
U.S. Renal Care, Inc. 2019 Term Loan B	6.813% (1 Mo. LIBOR + 5.00%	)	6/26/2026	25,271	25,147,850
Total					136,916,728

Insurance Brokerage 0.19%
Hub International Limited 2018 Term Loan B	4.69% (3 Mo. LIBOR + 2.75%	)	4/25/2025	31,934	31,965,066

Media: Content 0.20%
Univision Communications Inc. Term Loan C5	4.549% (1 Mo. LIBOR + 2.75%	)	3/15/2024	34,121	33,768,355

Personal & Household Products 0.22%
FGI Operating Company, LLC Exit Term Loan	11.945% (3 Mo. LIBOR + 10.00%	)	5/15/2022	1,061	848,424	(h)
Revlon Consumer Products Corporation 2016 Term Loan B	5.409% (3 Mo. LIBOR + 3.50%	)	9/7/2023	25,616	19,708,688
TGP Holdings III, LLC 2018 1st Lien Term Loan	6.049% (3 Mo. LIBOR + 4.25%	)	9/25/2024	16,210	15,331,438
Total					35,888,550

Rail 0.14%
Genesee & Wyoming Inc. (New) Term Loan	–	(i)	12/30/2026	23,411	23,665,637

Recreation & Travel 0.28%
Alterra Mountain Company Term Loan B1	4.549% (1 Mo. LIBOR + 2.75%	)	7/31/2024	13,084	13,214,402

See Notes to Financial Statements.	15

Schedule of Investments (continued)

December 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Recreation & Travel (continued)
Delta 2 (LUX) S.a.r.l. 2018 USD Term Loan (Luxembourg)	4.299% (1 Mo. LIBOR +2.50%	)	2/1/2024	$16,211	$16,314,621
Kingpin Intermediate Holdings LLC 2018 Term Loan B	5.30% (1 Mo. LIBOR + 3.50%	)	7/3/2024	15,793	15,892,013
Total					45,421,036

Restaurants 0.21%
IRB Holding Corp 1st Lien Term Loan	5.216% (3 Mo. LIBOR + 3.25%	)	2/5/2025	19,305	19,453,679
Panera Bread Co. Term Loan A	3.563% (1 Mo. LIBOR + 1.75%	)	7/18/2022	16,422	16,058,049
Total					35,511,728

Software/Services 0.50%
Ancestry.com Operations Inc. Non-Extended Term Loan B	5.55% (1 Mo. LIBOR + 3.75%	)	10/19/2023	9,629	9,525,036
Ancestry.com Operations, Inc. 2019 Extended Term Loan B	6.05% (1 Mo. LIBOR + 4.25%	)	8/27/2026	15,125	14,912,349
Ellie Mae, Inc. Term Loan	5.945% (3 Mo. LIBOR + 4.00%	)	4/17/2026	25,747	25,955,905
Tibco Software Inc. 2019 Term Loan B	5.71% (1 Mo. LIBOR + 4.00%	)	6/30/2026	15,831	15,922,907
Ultimate Software Group Inc. (The) Term Loan B	5.549% (3 Mo. LIBOR + 3.75%	)	5/4/2026	16,221	16,350,629
Total					82,666,826

Specialty Retail 0.41%
BJ’s Wholesale Club, Inc. 2017 1st Lien Term Loan	4.491% (1 Mo. LIBOR + 2.75%	)	2/3/2024	21,802	21,979,556
Claire’s Stores, Inc. 2019 Term Loan B	–	(i)	12/18/2026	11,763	10,645,877	(h)
Mavis Tire Express Services Corp. 2018 1st Lien Term Loan	5.049% (1 Mo. LIBOR + 3.25%	)	3/20/2025	15,283	14,939,550
Mavis Tire Express Services Corp. 2018 Delayed Draw Term Loan	5.049% (1 Mo. LIBOR + 3.25%	)	3/20/2025	1,947	1,903,516
PetSmart, Inc. Consenting Term Loan	–	(i)	3/11/2022	18,012	17,855,198
Total					67,323,697

Support: Services 0.52%
DG Investment Intermediate Holdings 2, Inc. 2018 1st Lien Term Loan	4.799% (3 Mo. LIBOR + 3.00%	)	2/3/2025	16,167	16,126,974
NEP/NCP Holdco, Inc. 2018 1st Lien Term Loan	–	(i)	10/20/2025	17,160	16,902,308
Pike Corporation 2019 Term Loan B	5.05% (1 Mo. LIBOR + 3.25%	)	7/24/2026	21,991	22,144,187

16	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Support: Services (continued)
Southern Graphics, Inc. 2018 Term Loan B	5.049% (3 Mo. LIBOR + 3.25%	)	12/31/2022		$18,004	$11,266,713
Trans Union, LLC 2019 Term Loan B5	3.549% (1 Mo. LIBOR + 1.75%	)	11/16/2026		19,034	19,134,939
Total						85,575,121

Telecommunications: Satellite 0.06%
Iridium Satellite LLC Term Loan (France)	5.542% (1 Mo. LIBOR + 3.75%	)	11/4/2026		9,844	9,982,674

Transportation: Infrastructure/Services 0.06%
Commercial Barge Line Company 2015 1st Lien Term Loan	10.677% (3 Mo. LIBOR + 8.75%	)	11/12/2020		17,671	9,188,871
Total Floating Rate Loans (cost $1,122,300,783)						1,114,573,574

FOREIGN BONDS(d) 0.22%

France 0.11%
CMA CGM SA	5.25%		1/15/2025	EUR	19,617	17,676,345

Jersey 0.11%
Aston Martin Capital Holdings Ltd.	5.75%		4/15/2022	GBP	14,541	18,514,642
Total Foreign Bonds (cost $33,849,271)						36,190,987

FOREIGN GOVERNMENT OBLIGATIONS 5.24%

Angola 0.32%
Republic of Angola†(e)	8.25%		5/9/2028		$27,032	29,267,763
Republic of Angola†(e)	9.375%		5/8/2048		20,485	22,533,623
Total						51,801,386

Argentina 0.61%
Ciudad Autonoma De Buenos Aires†(e)	7.50%		6/1/2027		26,645	25,912,262
Province of Santa Fe†(e)	6.90%		11/1/2027		22,807	18,131,565
Provincia de Cordoba†(e)	7.125%		6/10/2021		20,748	15,457,260
Provincia de Cordoba†(e)	7.45%		9/1/2024		26,688	19,348,800
Provincia de Mendoza†(e)	8.375%		5/19/2024		27,674	20,893,870
Total						99,743,757

Australia 0.17%
Australian Government(d)	4.25%		4/21/2026	AUD	33,642	28,057,585

Bahrain 0.15%
Bahrain Government International Bond†(e)	6.75%		9/20/2029		$21,000	24,584,028

See Notes to Financial Statements.	17

Schedule of Investments (continued)

December 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Bermuda 0.18%
Government of Bermuda†	4.138%	1/3/2023		$14,720	$15,443,856
Government of Bermuda†	4.75%	2/15/2029		12,997	14,707,373
Total					30,151,229

Canada 0.60%
Province of British Columbia Canada(d)	2.85%	6/18/2025	CAD	44,800	35,943,155
Province of Ontario Canada(e)	2.55%	2/12/2021		$63,053	63,579,924
Total					99,523,079

Dominican Republic 0.23%
Dominican Republic†(e)	6.40%	6/5/2049		34,203	37,612,526

Egypt 0.25%
Arab Republic of Egypt†(e)	5.577%	2/21/2023		39,734	41,645,245

Honduras 0.13%
Honduras Government†(e)	6.25%	1/19/2027		19,384	21,207,986

Ivory Coast 0.10%
Ivory Coast Government International Bond†(d)	5.875%	10/17/2031	EUR	14,313	16,748,463

Jamaica 0.35%
Government of Jamaica(e)	6.75%	4/28/2028		$22,327	26,521,071
Government of Jamaica(e)	8.00%	3/15/2039		23,326	31,803,485
Total					58,324,556

Japan 0.35%
Japan Bank for International Corp.(e)	3.125%	7/20/2021		55,954	57,073,702

Kenya 0.24%
Republic of Kenya†(e)	7.25%	2/28/2028		22,576	24,602,083
Republic of Kenya†(e)	8.25%	2/28/2048		14,447	15,524,009
Total					40,126,092

Mongolia 0.17%
Development Bank of Mongolia LLC†(e)	7.25%	10/23/2023		26,519	28,108,767

Paraguay 0.20%
Republic of Paraguay†(e)	5.60%	3/13/2048		27,485	32,251,861

Qatar 0.17%
State of Qatar†(e)	3.25%	6/2/2026		27,091	28,572,607

18	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Senegal 0.17%
Republic of Senegal†(e)	6.25%	7/30/2024	$25,031	$27,780,330

Suriname 0.07%
Republic of Suriname†(e)	9.25%	10/26/2026	14,321	11,282,764

Ukraine 0.30%
Ukraine Government†(e)	7.375%	9/25/2032	44,815	47,916,960
Ukraine Government International Bond(e)	7.375%	9/25/2032	2,000	2,138,434
Total				50,055,394

United Arab Emirates 0.30%
Abu Dhabi Government International†(e)	3.125%	5/3/2026	47,836	49,933,082

Vietnam 0.18%
Socialist Republic of Vietnam†(e)	4.80%	11/19/2024	27,091	29,559,063
Total Foreign Government Obligations (cost $827,155,211)				864,143,502

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 11.36%
Federal National Mortgage Assoc.(j)	3.00%	1/14/2050	224,000	227,053,160
Federal National Mortgage Assoc.(j)	3.50%	1/14/2050	1,024,600	1,053,523,075
Federal National Mortgage Assoc.(j)	4.50%	1/14/2050	562,100	591,799,875
Total Government Sponsored Enterprises Pass-Throughs (cost $1,870,381,259)				1,872,376,110

HIGH YIELD CORPORATE BONDS 64.49%

Advertising 0.09%
Clear Channel Worldwide Holdings, Inc.†	9.25%	2/15/2024	13,740	15,245,698

Aerospace/Defense 0.88%
Signature Aviation US Holdings, Inc.†	4.00%	3/1/2028	27,187	26,864,834
Signature Aviation US Holdings, Inc.†	5.375%	5/1/2026	12,746	13,446,170
TransDigm, Inc.†	6.25%	3/15/2026	31,374	34,024,601
TransDigm, Inc.	6.375%	6/15/2026	33,411	35,497,851
United Technologies Corp.	4.125%	11/16/2028	31,099	35,032,098
Total				144,865,554

Air Transportation 1.18%
Air Canada 2013-1 Class A Pass Through Trust (Canada)†(e)	4.125%	11/15/2026	8,336	8,875,106
Azul Investments LLP†	5.875%	10/26/2024	37,100	38,581,217
British Airways 2018-1 Class A Pass Through Trust (United Kingdom)†(e)	4.125%	3/20/2033	8,431	8,865,859

See Notes to Financial Statements.	19

Schedule of Investments (continued)

December 31, 2019

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Air Transportation (continued)
British Airways 2018-1 Class AA Pass Through Trust (United Kingdom)†(e)	3.80%		3/20/2033		$4,065	$4,315,824
British Airways 2019-1 Class A Pass Through Trust (United Kingdom)†(e)	3.35%		6/15/2029		14,619	15,071,401
British Airways 2019-1 Class AA Pass Through Trust (United Kingdom)†(e)	3.30%		6/15/2034		35,896	37,264,057
Delta Air Lines 2019-1 Class AA Pass Through Trust	3.204%		10/25/2025		22,520	23,438,951
Delta Air Lines, Inc.	3.75%		10/28/2029		26,929	26,936,002
JetBlue 2019-1 Class A Pass Through Trust	2.95%		11/15/2029		13,467	13,472,217
United Airlines 2019-2 Class AA Pass Through Trust	2.70%		11/1/2033		17,940	18,030,023
Total						194,850,657

Auto Loans 0.07%
Ford Motor Credit Co. LLC	3.81%		1/9/2024		10,744	10,906,845

Auto Parts & Equipment 0.29%
Adient US LLC†	7.00%		5/15/2026		21,145	23,087,676
Delphi Technologies plc (United Kingdom)†(e)	5.00%		10/1/2025		25,973	24,089,957
Total						47,177,633

Automakers 1.67%
Aston Martin Capital Holdings Ltd. (Jersey)†(e)	6.50%		4/15/2022		16,077	15,335,047
BMW US Capital LLC†	3.10%		4/12/2021		14,012	14,223,227
Ford Motor Credit Co. LLC	5.584%		3/18/2024		133,289	144,267,768
General Motors Co.	8.375%		7/15/2049		15,000	1,500	(f)
Navistar International Corp.†	6.625%		11/1/2025		12,846	13,113,646
Tesla, Inc.†	5.30%		8/15/2025		91,041	88,536,462
Total						275,477,650

Banking 6.12%
ABN AMRO Bank NV (Netherlands)†(e)	4.75%		7/28/2025		31,461	34,346,297
AIB Group plc (Ireland)†(e)	4.263% (3 Mo. LIBOR + 1.87%	)#	4/10/2025		26,837	28,421,161
AIB Group plc (Ireland)†(e)	4.75%		10/12/2023		31,394	33,720,076
Ally Financial, Inc.	4.625%		3/30/2025		22,002	23,863,039
Ally Financial, Inc.	8.00%		11/1/2031		35,632	49,526,698
ANZ New Zealand Int’l Ltd. (United Kingdom)†(e)	2.125%		7/28/2021		14,890	14,926,876
Associated Banc-Corp.	4.25%		1/15/2025		7,996	8,450,873
Australia & New Zealand Banking Group Ltd. (United Kingdom)†(e)	6.75% (USD Swap + 5.17%	)#	–	(k)	19,074	21,784,511
Banco Mercantil del Norte SA†	7.625% (10 Yr Treasury CMT + 5.35%	)#	–	(k)	14,326	15,336,484

20	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2019

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Banking (continued)
Bank of America Corp.	2.369% (3 Mo. LIBOR + .66%	)#	7/21/2021		$62,846	$62,988,458
Bank of America Corp.	4.45%		3/3/2026		19,634	21,563,125
Bank of Ireland Group plc (Ireland)†(e)	4.50%		11/25/2023		31,384	33,580,689
BankUnited, Inc.	4.875%		11/17/2025		24,313	26,518,312
BBVA Bancomer SA†	5.125% (5 Yr Treasury CMT + 2.65%	)#	1/18/2033		28,167	28,484,865
BBVA USA	3.875%		4/10/2025		26,897	28,247,752
CIT Group, Inc.	5.25%		3/7/2025		6,988	7,701,370
CIT Group, Inc.	6.125%		3/9/2028		30,996	36,663,541
Citigroup, Inc.	4.45%		9/29/2027		13,296	14,643,960
Fidelity National Financial, Inc.	4.50%		8/15/2028		26,914	29,157,406
Fifth Third Bancorp	8.25%		3/1/2038		8,042	12,276,434
Global Bank Corp. (Panama)†(e)	5.25% (3 Mo. LIBOR + 3.30%	)#	4/16/2029		40,710	43,814,137
Goldman Sachs Group, Inc. (The)	3.50%		11/16/2026		13,667	14,374,619
Goldman Sachs Group, Inc. (The)	4.25%		10/21/2025		18,995	20,625,565
Home BancShares, Inc.	5.625% (3 Mo. LIBOR + 3.58%	)#	4/15/2027		19,481	20,161,188
Huntington Bancshares, Inc.	5.70% (3 Mo. LIBOR + 2.88%	)#	–	(k)	15,381	15,968,785
Huntington National Bank (The)	3.125%		4/1/2022		26,801	27,397,863
Intesa Sanpaolo SpA (Italy)†(e)	5.71%		1/15/2026		47,976	51,924,442
JPMorgan Chase & Co.	3.54% (3 Mo. LIBOR + 1.38%	)#	5/1/2028		11,994	12,738,978
JPMorgan Chase & Co.	3.90%		7/15/2025		17,386	18,775,263
JPMorgan Chase & Co.	6.10% (3 Mo. LIBOR + 3.33%	)#	–	(k)	12,752	13,925,375
Leggett & Platt, Inc.	4.40%		3/15/2029		31,431	34,356,547
Macquarie Bank Ltd. (United Kingdom)†(e)	6.125% (5 Yr. Swap rate + 3.70%	)#	–	(k)	34,980	36,235,782
Morgan Stanley	3.125%		7/27/2026		18,976	19,588,482
Morgan Stanley	3.625%		1/20/2027		24,804	26,404,540
Popular, Inc.	6.125%		9/14/2023		15,922	17,182,465
Santander UK Group Holdings plc (United Kingdom)†(e)	4.75%		9/15/2025		36,032	38,762,531
US Bancorp	3.00%		7/30/2029		13,452	13,901,248
Washington Mutual Bank(l)	6.875%		6/15/2011		22,500	2,250	(f)
Webster Financial Corp.	4.10%		3/25/2029		27,684	29,356,272
Westpac Banking Corp. (Australia)(e)	4.11% (5 Yr Treasury CMT + 2.00%	)#	7/24/2034		19,677	20,621,711
Total						1,008,319,970

Beverages 0.99%
Bacardi Ltd.†	2.75%		7/15/2026		20,151	19,830,455
Bacardi Ltd.†	4.70%		5/15/2028		32,381	35,284,055

See Notes to Financial Statements.	21

Schedule of Investments (continued)

December 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Beverages (continued)
Becle SAB de CV (Mexico)†(e)	3.75%	5/13/2025	$15,764	$16,183,474
Brown-Forman Corp.	3.50%	4/15/2025	8,956	9,549,414
Brown-Forman Corp.	4.50%	7/15/2045	18,174	22,282,652
PepsiCo, Inc.	3.60%	3/1/2024	14,292	15,216,245
Suntory Holdings Ltd. (Japan)†(e)	2.25%	10/16/2024	44,835	44,570,987
Total				162,917,282

Building & Construction 0.80%
Beazer Homes USA, Inc.†	7.25%	10/15/2029	15,808	16,914,955
ITR Concession Co. LLC†	5.183%	7/15/2035	7,658	7,710,319
Lennar Corp.	4.75%	11/15/2022	15,303	16,095,389
Lennar Corp.	4.75%	5/30/2025	8,420	9,069,056
Lennar Corp.	4.75%	11/29/2027	7,613	8,217,092
PulteGroup, Inc.	6.375%	5/15/2033	25,646	30,024,324
Shea Homes LP/Shea Homes Funding Corp.†	6.125%	4/1/2025	14,448	14,995,796
Toll Brothers Finance Corp.	4.875%	3/15/2027	12,916	13,986,058
Toll Brothers Finance Corp.	5.625%	1/15/2024	14,213	15,622,432
Total				132,635,421

Building Materials 0.49%
Allegion plc (Ireland)(e)	3.50%	10/1/2029	11,813	12,032,169
Hillman Group, Inc. (The)†	6.375%	7/15/2022	16,692	15,570,498
Owens Corning	4.30%	7/15/2047	22,857	21,673,626
Owens Corning	4.40%	1/30/2048	15,778	15,272,623
Vulcan Materials Co.	4.50%	6/15/2047	14,595	16,019,477
Total				80,568,393

Cable & Satellite Television 2.90%
Altice France SA (France)†(e)	8.125%	2/1/2027	39,761	44,854,384
Altice Luxembourg SA (Luxembourg)†(e)	10.50%	5/15/2027	22,837	26,077,570
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.125%	5/1/2027	83,655	88,410,787
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.75%	2/15/2026	61,221	64,702,638
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.875%	4/1/2024	15,739	16,303,007
CSC Holdings LLC†	5.50%	4/15/2027	27,834	29,941,034
CSC Holdings LLC†	5.75%	1/15/2030	15,440	16,501,500
CSC Holdings LLC†	6.50%	2/1/2029	13,352	14,912,515
CSC Holdings LLC†	10.875%	10/15/2025	16,727	18,723,785
DISH DBS Corp.	7.75%	7/1/2026	91,736	97,353,913
LCPR Senior Secured Financing DAC (Ireland)†(e)	6.75%	10/15/2027	15,074	16,006,327

22	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Cable & Satellite Television (continued)
Ziggo BV (Netherlands)†(e)	5.50%		1/15/2027	$41,917	$44,614,359
Total					478,401,819

Chemicals 0.75%
CF Industries, Inc.†	4.50%		12/1/2026	23,920	26,039,865
CF Industries, Inc.	4.95%		6/1/2043	3,074	3,212,637
CF Industries, Inc.	5.15%		3/15/2034	5,096	5,704,208
CNAC HK Finbridge Co. Ltd. (Hong Kong)(e)	4.125%		7/19/2027	31,514	33,116,542
FMC Corp.	3.45%		10/1/2029	13,468	13,933,733
OCI NV (Netherlands)†(e)	6.625%		4/15/2023	13,200	13,807,200
Yingde Gases Investment Ltd. (Hong Kong)†(e)	6.25%		1/19/2023	27,120	28,085,361
Total					123,899,546

Consumer/Commercial/Lease Financing 1.13%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(e)	3.65%		7/21/2027	8,842	9,108,718
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(e)	4.45%		4/3/2026	5,442	5,840,784
American Tower Corp.	2.95%		1/15/2025	44,909	45,934,605
General Electric Co.	2.894% (3 Mo. LIBOR + 1.00%	)#	3/15/2023	5,778	5,802,285
Navient Corp.	6.125%		3/25/2024	22,447	24,410,888
Navient Corp.	6.75%		6/25/2025	24,741	27,375,916
Navient Corp.	6.75%		6/15/2026	25,021	27,546,870
Quicken Loans, Inc.†	5.25%		1/15/2028	15,000	15,559,838
Springleaf Finance Corp.	5.375%		11/15/2029	23,337	24,402,334
Total					185,982,238

Department Stores 0.29%
Kohl’s Corp.	5.55%		7/17/2045	15,291	15,578,788
Seven & i Holdings Co. Ltd. (Japan)†(e)	3.35%		9/17/2021	31,997	32,639,974
Total					48,218,762

Discount Stores 0.94%
Amazon.com, Inc.	3.15%		8/22/2027	28,837	30,515,999
Amazon.com, Inc.	4.25%		8/22/2057	20,632	25,111,535
Amazon.com, Inc.	4.80%		12/5/2034	28,691	36,156,326
Amazon.com, Inc.	5.20%		12/3/2025	53,869	62,797,764
Total					154,581,624

Diversified Capital Goods 1.46%
BCD Acquisition, Inc.†	9.625%		9/15/2023	15,903	16,419,688
Dover Corp.	2.95%		11/4/2029	17,664	17,813,631

See Notes to Financial Statements.	23

Schedule of Investments (continued)

December 31, 2019

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Diversified Capital Goods (continued)
General Electric Co.	2.70%		10/9/2022		$42,741	$43,323,217
General Electric Co.	3.10%		1/9/2023		25,636	26,193,424
General Electric Co.	3.15%		9/7/2022		12,324	12,597,046
General Electric Co.	5.00% (3 Mo. LIBOR + 3.33%	)#	–	(k)	44,884	44,030,306
Griffon Corp.	5.25%		3/1/2022		13,778	13,864,016
Siemens Financieringsmaatschappij NV (Netherlands)†(e)	3.25%		5/27/2025		13,036	13,735,308
SPX FLOW, Inc.†	5.625%		8/15/2024		8,609	8,989,217
SPX FLOW, Inc.†	5.875%		8/15/2026		14,947	15,849,014
Westinghouse Air Brake Technologies Corp.	3.45%		11/15/2026		17,989	18,196,468
Westinghouse Air Brake Technologies Corp.	4.95%		9/15/2028		8,995	9,897,431
Total						240,908,766

Electric: Distribution/Transportation 0.60%
Adani Transmission Ltd. (India)†(e)	4.25%		5/21/2036		13,508	13,688,696
Atlantic City Electric Co.	4.00%		10/15/2028		13,493	15,047,353
Oklahoma Gas & Electric Co.	3.85%		8/15/2047		10,634	11,028,894
Oklahoma Gas & Electric Co.	4.15%		4/1/2047		11,379	12,376,960
State Grid Overseas Investment 2016 Ltd.†	3.50%		5/4/2027		45,150	47,285,611
Total						99,427,514

Electric: Generation 1.64%
Acwa Power Management & Investments One Ltd. (Saudi Arabia)†(e)	5.95%		12/15/2039		14,814	15,843,573
Adani Renewable Energy RJ Ltd./Kodangal Solar Parks Pvt Ltd/Wardha Solar Maharash (India)†(e)	4.625%		10/15/2039		8,400	8,532,300
Calpine Corp.	5.75%		1/15/2025		15,219	15,656,546
Clearway Energy Operating LLC†	4.75%		3/15/2028		8,966	9,100,490
Clearway Energy Operating LLC	5.75%		10/15/2025		15,737	16,596,004
Greenko Solar Mauritius Ltd. (Mauritius)†(e)	5.95%		7/29/2026		17,957	18,151,424
NextEra Energy Operating Partners LP†	3.875%		10/15/2026		46,654	46,916,382
NextEra Energy Operating Partners LP†	4.50%		9/15/2027		19,300	20,165,074
NRG Energy, Inc.	5.75%		1/15/2028		45,435	49,381,030
NSG Holdings LLC/NSG Holdings, Inc.†	7.75%		12/15/2025		14,597	16,172,053
Power Finance Corp. Ltd. (India)(e)	3.75%		12/6/2027		11,285	11,221,028
TerraForm Power Operating LLC†	4.75%		1/15/2030		19,948	20,333,994
TerraForm Power Operating LLC†	5.00%		1/31/2028		7,569	8,016,782
Vistra Operations Co. LLC†	4.30%		7/15/2029		14,580	14,871,146
Total						270,957,826

24	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Integrated 3.26%
AES Corp. (The)	4.50%	3/15/2023	$12,314	$12,647,525
AES Corp. (The)	5.125%	9/1/2027	12,496	13,362,598
Arizona Public Service Co.	2.95%	9/15/2027	13,385	13,741,938
Ausgrid Finance Pty Ltd. (Australia)†(e)	4.35%	8/1/2028	13,786	15,015,747
Avangrid, Inc.	3.80%	6/1/2029	6,282	6,662,891
Black Hills Corp.	4.35%	5/1/2033	13,491	14,961,656
Dayton Power & Light Co. (The)†	3.95%	6/15/2049	10,775	11,055,525
DPL, Inc.†	4.35%	4/15/2029	17,956	17,323,289
DTE Energy Co.	2.60%	6/15/2022	10,778	10,854,828
El Paso Electric Co.	5.00%	12/1/2044	20,062	23,690,661
Electricite de France SA (France)†(e)	3.625%	10/13/2025	13,500	14,326,181
Electricite de France SA (France)†(e)	4.50%	9/21/2028	14,507	16,129,643
Empresa de Transmision Electrica SA (Panama)†(e)	5.125%	5/2/2049	14,430	16,463,836
Empresas Publicas de Medellin ESP (Colombia)†(e)	4.25%	7/18/2029	9,449	9,846,354
Enel Finance International NV (Netherlands)†(e)	2.65%	9/10/2024	28,508	28,609,437
Enel Finance International NV (Netherlands)†(e)	3.50%	4/6/2028	45,048	46,101,019
Entergy Arkansas LLC	4.00%	6/1/2028	18,151	19,700,105
Entergy Arkansas LLC	4.95%	12/15/2044	16,883	18,084,342
Entergy Louisiana LLC	4.00%	3/15/2033	10,745	12,147,342
Entergy Mississippi LLC	2.85%	6/1/2028	19,150	19,581,328
Indianapolis Power & Light Co.†	4.05%	5/1/2046	24,503	27,190,960
Louisville Gas & Electric Co.	4.375%	10/1/2045	15,039	17,398,404
Monongahela Power Co.†	3.55%	5/15/2027	13,657	14,221,978
NRG Energy, Inc.†	3.75%	6/15/2024	27,446	28,379,648
NRG Energy, Inc.†	5.25%	6/15/2029	7,483	8,104,837
Ohio Power Co.	4.00%	6/1/2049	13,988	15,682,939
Ohio Power Co.	4.15%	4/1/2048	12,877	14,551,335
Pacific Gas & Electric Co.(l)	6.05%	3/1/2034	30,350	31,847,772
Puget Sound Energy, Inc.	4.223%	6/15/2048	13,467	15,493,462
Rochester Gas & Electric Corp.†	3.10%	6/1/2027	13,724	14,174,911
Sierra Pacific Power Co.	2.60%	5/1/2026	9,730	9,782,691
Total				537,135,182

Electronics 1.16%
Amphenol Corp.	2.80%	2/15/2030	31,417	31,143,426
KLA Corp.	4.10%	3/15/2029	29,229	32,008,436
Lam Research Corp.	4.875%	3/15/2049	17,958	22,513,945
Micron Technology, Inc.	5.327%	2/6/2029	25,257	28,978,368
NVIDIA Corp.	3.20%	9/16/2026	29,939	31,431,820

See Notes to Financial Statements.	25

Schedule of Investments (continued)

December 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electronics (continued)
Trimble, Inc.	4.75%	12/1/2024	$27,261	$29,442,423
Xilinx, Inc.	2.95%	6/1/2024	15,096	15,530,345
Total				191,048,763

Energy: Exploration & Production 4.42%
Apache Corp.	4.25%	1/15/2030	31,384	32,548,527
Berry Petroleum Co. LLC†	7.00%	2/15/2026	18,176	16,887,276
Callon Petroleum Co.	6.125%	10/1/2024	17,958	18,343,020
Centennial Resource Production LLC†	5.375%	1/15/2026	24,877	24,512,490
Centennial Resource Production LLC†	6.875%	4/1/2027	27,922	29,103,729
Continental Resources, Inc.	4.90%	6/1/2044	76,782	81,504,209
Endeavor Energy Resources LP/EER Finance, Inc.†	5.50%	1/30/2026	14,068	14,557,883
Endeavor Energy Resources LP/EER Finance, Inc.†	5.75%	1/30/2028	15,020	15,817,562
HighPoint Operating Corp.	7.00%	10/15/2022	17,352	16,533,194
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.00%	12/1/2024	19,212	18,633,431
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.75%	10/1/2025	15,328	14,990,094
Hilcorp Energy I LP/Hilcorp Finance Co.†	6.25%	11/1/2028	21,123	20,126,998
Hunt Oil Co. of Peru LLC Sucursal Del Peru (Peru)†(e)	6.375%	6/1/2028	23,608	26,041,985
Indigo Natural Resources LLC†	6.875%	2/15/2026	18,004	16,969,220
Jagged Peak Energy LLC	5.875%	5/1/2026	15,687	16,233,731
Laredo Petroleum, Inc.	5.625%	1/15/2022	17,160	16,693,454
MEG Energy Corp. (Canada)†(e)	6.50%	1/15/2025	31,387	32,711,061
MEG Energy Corp. (Canada)†(e)	7.00%	3/31/2024	33,590	33,869,973
Murphy Oil Corp.	5.75%	8/15/2025	14,826	15,538,167
Murphy Oil Corp.	5.875%	12/1/2027	15,253	16,034,716
Murphy Oil Corp.	6.875%	8/15/2024	10,558	11,160,703
Noble Energy, Inc.	3.85%	1/15/2028	23,774	25,112,890
Oasis Petroleum, Inc.†	6.25%	5/1/2026	22,968	19,121,434
Oasis Petroleum, Inc.	6.875%	3/15/2022	16,738	16,152,170
Oasis Petroleum, Inc.	6.875%	1/15/2023	17,507	17,156,860
OGX Austria GmbH (Brazil)†(l)	8.50%	6/1/2018	20,000	400
Parsley Energy LLC/Parsley Finance Corp.†	5.625%	10/15/2027	23,096	24,466,748
SM Energy Co.	6.625%	1/15/2027	17,859	17,594,285
SM Energy Co.	6.75%	9/15/2026	17,841	17,534,982
Southwestern Energy Co.	6.20%	1/23/2025	18,882	17,365,587
SRC Energy, Inc.	6.25%	12/1/2025	23,073	23,303,499
Texaco Capital, Inc.	8.625%	11/15/2031	11,023	17,442,425
Tullow Oil plc (United Kingdom)†(e)	7.00%	3/1/2025	19,794	16,712,272
W&T Offshore, Inc.†	9.75%	11/1/2023	4,477	4,281,086

26	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Energy: Exploration & Production (continued)
WPX Energy, Inc.	5.25%	10/15/2027	$15,243	$16,109,565
WPX Energy, Inc.	5.75%	6/1/2026	7,175	7,675,976
Total				728,841,602

Environmental 0.08%
Waste Pro USA, Inc.†	5.50%	2/15/2026	13,381	13,980,770

Food: Wholesale 1.28%
Arcor SAIC (Argentina)†(e)	6.00%	7/6/2023	26,221	25,388,745
BRF SA (Brazil)†(e)	4.875%	1/24/2030	17,826	18,409,980
Chobani LLC/Chobani Finance Corp., Inc.†	7.50%	4/15/2025	22,234	22,400,533
FAGE International SA/FAGE USA Dairy Industry, Inc. (Luxembourg)†(e)	5.625%	8/15/2026	18,758	17,310,773
JBS USA LUX SA/JBS USA Finance, Inc.†	6.75%	2/15/2028	26,953	29,833,198
Lamb Weston Holdings, Inc.†	4.625%	11/1/2024	12,447	13,235,331
McCormick & Co., Inc.	4.20%	8/15/2047	21,326	23,498,826
MHP Lux SA (Luxembourg)†(e)	6.95%	4/3/2026	14,030	14,746,372
Performance Food Group, Inc.†	5.50%	10/15/2027	8,782	9,407,937
Smithfield Foods, Inc.†	5.20%	4/1/2029	32,791	36,348,233
Total				210,579,928

Forestry/Paper 0.08%
Norbord, Inc. (Canada)†(e)	6.25%	4/15/2023	12,245	13,137,844

Gaming 1.53%
Boyd Gaming Corp.	6.00%	8/15/2026	13,793	14,849,509
Eldorado Resorts, Inc.	6.00%	4/1/2025	7,234	7,628,868
Eldorado Resorts, Inc.	6.00%	9/15/2026	13,521	14,915,340
Everi Payments, Inc.†	7.50%	12/15/2025	10,576	11,373,589
GLP Capital LP/GLP Financing II, Inc.	5.75%	6/1/2028	18,808	21,398,285
Jacobs Entertainment, Inc.†	7.875%	2/1/2024	7,022	7,463,789
Las Vegas Sands Corp.	3.90%	8/8/2029	15,210	15,894,664
Mohegan Gaming & Entertainment†	7.875%	10/15/2024	16,392	16,767,623
Penn National Gaming, Inc.†	5.625%	1/15/2027	25,676	27,207,637
Scientific Games International, Inc.†	7.00%	5/15/2028	16,124	17,282,509
Scientific Games International, Inc.†	7.25%	11/15/2029	16,014	17,444,851
Stars Group Holdings BV/Stars Group US Co-Borrower LLC (Netherlands)†(e)	7.00%	7/15/2026	13,242	14,375,515
Station Casinos LLC†	5.00%	10/1/2025	27,359	27,906,180
Wynn Macau Ltd. (Macau)†(e)	5.125%	12/15/2029	10,324	10,561,555
Wynn Macau Ltd. (Macau)†(e)	5.50%	10/1/2027	25,695	26,782,477
Total				251,852,391

See Notes to Financial Statements.	27

Schedule of Investments (continued)

December 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Gas Distribution 2.20%
Buckeye Partners LP	6.375% (3 Mo. LIBOR + 4.02%	)#	1/22/2078	$31,990	$23,630,533
Cheniere Corpus Christi Holdings LLC†	3.70%		11/15/2029	11,222	11,457,545
Cheniere Corpus Christi Holdings LLC	5.125%		6/30/2027	23,796	26,342,886
Cheniere Corpus Christi Holdings LLC	5.875%		3/31/2025	14,002	15,773,883
Cheniere Corpus Christi Holdings LLC	7.00%		6/30/2024	8,783	10,139,754
Cheniere Energy Partners LP†	4.50%		10/1/2029	31,418	32,343,260
Dominion Energy Gas Holdings LLC	3.60%		12/15/2024	12,050	12,649,723
Florida Gas Transmission Co. LLC†	4.35%		7/15/2025	18,069	19,479,849
IFM US Colonial Pipeline 2 LLC†	6.45%		5/1/2021	17,675	18,480,454
Midwest Connector Capital Co. LLC†	4.625%		4/1/2029	31,439	34,253,749
NGPL PipeCo LLC†	4.875%		8/15/2027	32,573	34,631,829
Northern Natural Gas Co.†	4.30%		1/15/2049	20,972	23,614,749
ONE Gas, Inc.	4.50%		11/1/2048	13,497	16,014,388
Sabal Trail Transmission LLC†	4.246%		5/1/2028	20,166	21,993,758
Southern Star Central Corp.†	5.125%		7/15/2022	10,145	10,274,978
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	4.25%		11/15/2023	8,725	8,830,442
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	5.875%		4/15/2026	13,090	13,932,656
Transportadora de Gas Internacional SA ESP (Colombia)†(e)	5.55%		11/1/2028	24,773	28,404,908
Total					362,249,344

Health Facilities 2.13%
AHP Health Partners, Inc.†	9.75%		7/15/2026	13,727	15,121,629
Ascension Health	3.945%		11/15/2046	8,881	9,846,151
Dignity Health	3.812%		11/1/2024	7,500	7,916,357
HCA, Inc.	5.50%		6/15/2047	50,149	57,570,714
HCA, Inc.	7.05%		12/1/2027	3,490	4,140,013
HCA, Inc.	7.50%		2/15/2022	14,639	16,202,152
HCA, Inc.	7.58%		9/15/2025	5,778	6,962,490
HCA, Inc.	7.69%		6/15/2025	12,776	15,432,322
HCA, Inc.	8.36%		4/15/2024	2,295	2,799,900
Memorial Sloan-Kettering Cancer Center	4.20%		7/1/2055	28,034	32,462,740
Mount Sinai Hospitals Group, Inc.	3.737%		7/1/2049	21,163	21,184,240
MPT Operating Partnership LP/MPT Finance Corp.	5.00%		10/15/2027	14,011	14,887,038
New York & Presbyterian Hospital (The)	4.063%		8/1/2056	16,078	17,707,730
NYU Langone Hospitals	4.368%		7/1/2047	12,348	13,935,510
Providence St. Joseph Health Obligated Group	2.532%		10/1/2029	14,960	14,686,587
Rede D’or Finance Sarl (Luxembourg)†(e)	4.95%		1/17/2028	14,888	15,436,772

28	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Health Facilities (continued)
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.†	9.75%		12/1/2026	$20,282	$22,969,872
Surgery Center Holdings, Inc.†	10.00%		4/15/2027	6,932	7,627,609
Tenet Healthcare Corp.	5.125%		5/1/2025	20,960	21,641,200
Tenet Healthcare Corp.†	4.875%		1/1/2026	11,230	11,776,340
Tenet Healthcare Corp.	6.75%		6/15/2023	19,692	21,676,855
Total					351,984,221

Health Services 0.84%
DaVita, Inc.	5.00%		5/1/2025	14,587	15,036,790
Hadrian Merger Sub, Inc.†	8.50%		5/1/2026	15,103	15,504,702
Montefiore Obligated Group	5.246%		11/1/2048	18,042	20,302,109
MPH Acquisition Holdings LLC†	7.125%		6/1/2024	17,490	16,965,125
NVA Holdings, Inc.†	6.875%		4/1/2026	14,735	15,969,056
Tenet Healthcare Corp.†	6.25%		2/1/2027	26,891	28,975,053
Verscend Escrow Corp.†	9.75%		8/15/2026	23,792	26,082,575
Total					138,835,410

Hotels 0.40%
Hilton Domestic Operating Co., Inc.	4.875%		1/15/2030	14,549	15,447,073
Hilton Domestic Operating Co., Inc.	5.125%		5/1/2026	25,508	26,919,804
Wyndham Destinations, Inc.	5.75%		4/1/2027	8,665	9,426,199
Wyndham Destinations, Inc.	6.35%		10/1/2025	12,105	13,502,099
Total					65,295,175

Insurance Brokerage 0.20%
Farmers Insurance Exchange†	4.747% (3 Mo. LIBOR + 3.23%	)#	11/1/2057	15,790	16,509,708
HUB International Ltd.†	7.00%		5/1/2026	14,796	15,684,130
Total					32,193,838

Integrated Energy 1.66%
Cenovus Energy, Inc. (Canada)(e)	5.40%		6/15/2047	70,023	81,710,418
Cheniere Energy Partners LP	5.25%		10/1/2025	13,080	13,663,107
Cheniere Energy Partners LP	5.625%		10/1/2026	22,487	23,822,143
Exxon Mobil Corp.	3.043%		3/1/2026	23,752	24,914,370
Hess Corp.	5.60%		2/15/2041	33,949	39,736,116
Hess Corp.	5.80%		4/1/2047	25,860	31,630,445
Rio Oil Finance Trust Series 2018–1 (Brazil)†(e)	8.20%		4/6/2028	13,958	16,161,375
Shell International Finance BV (Netherlands)(e)	6.375%		12/15/2038	28,912	42,158,532
Total					273,796,506

See Notes to Financial Statements.	29

Schedule of Investments (continued)

December 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Investments & Miscellaneous Financial Services 0.75%
AI Candelaria Spain SLU (Spain)†(e)	7.50%	12/15/2028		$14,296	$16,070,098
Global Aircraft Leasing Co. Ltd. PIK 7.25%†	6.50%	9/15/2024		28,007	29,293,922
MDGH - GMTN BV (Netherlands)†(e)	3.70%	11/7/2049		25,944	27,035,594
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%	4/15/2045		26,876	27,612,991
Power Finance Corp. Ltd. (India)†(e)	6.15%	12/6/2028		20,132	23,242,899
Total					123,255,504

Life Insurance 0.45%
Northwestern Mutual Life Insurance Co. (The)†	3.85%	9/30/2047		28,610	30,106,204
Nuveen Finance LLC†	4.125%	11/1/2024		7,927	8,612,059
Teachers Insurance & Annuity Association of America†	4.27%	5/15/2047		17,804	20,216,303
Teachers Insurance & Annuity Association of America†	4.90%	9/15/2044		12,705	15,602,327
Total					74,536,893

Machinery 0.28%
Itron, Inc.†	5.00%	1/15/2026		14,399	14,961,965
Roper Technologies, Inc.	4.20%	9/15/2028		19,379	21,229,771
Xylem, Inc.	3.25%	11/1/2026		8,884	9,196,540
Total					45,388,276

Managed Care 0.65%
Centene Corp.†	4.25%	12/15/2027		17,954	18,503,392
Centene Corp.†	4.625%	12/15/2029		16,030	16,922,871
Centene Corp.	4.75%	1/15/2025		8,928	9,292,396
Centene Corp.†	5.375%	6/1/2026		20,972	22,295,333
Kaiser Foundation Hospitals	4.15%	5/1/2047		17,628	20,124,926
Molina Healthcare, Inc.†	4.875%	6/15/2025		19,176	19,759,238
Total					106,898,156

Media: Content 1.61%
AMC Networks, Inc.	4.75%	8/1/2025		27,032	27,189,732
Diamond Sports Group LLC/Diamond Sports Finance Co.†	5.375%	8/15/2026		21,419	21,706,571
Diamond Sports Group LLC/Diamond Sports Finance Co.†	6.625%	8/15/2027		32,729	31,889,501
Gray Television, Inc.†	5.875%	7/15/2026		9,833	10,478,045
Netflix, Inc.(d)	3.625%	5/15/2027	EUR	45,197	54,427,286
Netflix, Inc.†(d)	3.625%	6/15/2030	EUR	13,504	15,620,794

30	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Media: Content (continued)
Netflix, Inc.†(d)	3.875%	11/15/2029	EUR	9,011	$10,726,731
Netflix, Inc.	4.875%	4/15/2028		$24,655	25,671,402
Netflix, Inc.	5.50%	2/15/2022		5,323	5,649,034
Nexstar Broadcasting, Inc.†	5.625%	7/15/2027		21,469	22,663,750
Sirius XM Radio, Inc.†	5.00%	8/1/2027		11,533	12,188,651
Sirius XM Radio, Inc.†	5.375%	7/15/2026		10,495	11,174,158
Univision Communications, Inc.†	5.125%	2/15/2025		15,550	15,413,937
Total					264,799,592

Media: Diversified 0.24%
Cable Onda SA (Panama)†(e)	4.50%	1/30/2030		15,483	16,332,243
TWDC Enterprises 18 Corp.	2.35%	12/1/2022		22,526	22,862,925
Total					39,195,168

Medical Products 0.42%
Boston Scientific Corp.	7.00%	11/15/2035		16,135	22,733,709
Edwards Lifesciences Corp.	4.30%	6/15/2028		27,927	31,040,932
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA†	6.625%	5/15/2022		15,437	15,379,011
Total					69,153,652

Metals/Mining (Excluding Steel) 0.96%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP (Canada)†(e)	8.75%	7/15/2026		18,211	18,381,273
Freeport-McMoRan, Inc.	3.875%	3/15/2023		65,271	66,596,980
Freeport-McMoRan, Inc.	5.25%	9/1/2029		11,700	12,555,855
Industrias Penoles SAB de CV (Mexico)†(e)	4.15%	9/12/2029		15,090	15,623,394
Industrias Penoles SAB de CV (Mexico)†(e)	5.65%	9/12/2049		7,751	8,289,811
Mirabela Nickel Ltd. (Australia)(e)	1.00%	9/10/2044		185	19	(f)
Novelis Corp.†	5.875%	9/30/2026		8,892	9,482,673
Rain CII Carbon LLC/CII Carbon Corp.†	7.25%	4/1/2025		13,954	13,596,917
Warrior Met Coal, Inc.†	8.00%	11/1/2024		12,995	13,198,047
Total					157,724,969

Monoline Insurance 0.08%
MGIC Investment Corp.	5.75%	8/15/2023		11,820	13,095,555

Multi-Line Insurance 0.09%
Assurant, Inc.	3.70%	2/22/2030		14,558	14,768,434

Non-Electric Utilities 0.07%
Brooklyn Union Gas Co. (The)†	3.407%	3/10/2026		11,916	12,389,392

See Notes to Financial Statements.	31

Schedule of Investments (continued)

December 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil Field Equipment & Services 0.71%
Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates)†(e)	4.60%	11/2/2047	$28,472	$32,974,135
Oceaneering International, Inc.	4.65%	11/15/2024	11,763	11,557,147
Oceaneering International, Inc.	6.00%	2/1/2028	25,383	24,947,618
Transocean Phoenix 2 Ltd.†	7.75%	10/15/2024	6,547	6,959,011
Transocean Pontus Ltd.†	6.125%	8/1/2025	16,438	16,890,189
Transocean Proteus Ltd.†	6.25%	12/1/2024	9,275	9,580,287
Transocean, Inc.	6.80%	3/15/2038	21,044	14,995,954
Total				117,904,341

Oil Refining & Marketing 0.95%
Citgo Holding, Inc.†	9.25%	8/1/2024	21,838	23,475,850
Phillips 66 Partners LP	2.45%	12/15/2024	17,951	17,969,676
Saudi Arabian Oil Co. (Saudi Arabia)†(e)	2.75%	4/16/2022	41,446	41,905,895
Saudi Arabian Oil Co. (Saudi Arabia)†(e)	4.375%	4/16/2049	66,832	72,971,240
Total				156,322,661

Packaging 0.36%
Crown Cork & Seal Co., Inc.	7.375%	12/15/2026	11,810	14,058,004
Mauser Packaging Solutions Holding Co.†	7.25%	4/15/2025	24,443	24,198,326
Sealed Air Corp.†	6.875%	7/15/2033	12,427	14,699,246
Trivium Packaging Finance BV (Netherlands)†(e)	5.50%	8/15/2026	6,566	6,931,227
Total				59,886,803

Personal & Household Products 1.21%
Coty, Inc.†	6.50%	4/15/2026	19,236	20,294,461
Energizer Holdings, Inc.†	6.375%	7/15/2026	14,566	15,539,737
Hasbro, Inc.	3.90%	11/19/2029	44,903	45,262,310
Hasbro, Inc.	5.10%	5/15/2044	24,241	24,080,480
Mattel, Inc.†	6.75%	12/31/2025	14,059	15,139,926
Newell Brands, Inc.	4.20%	4/1/2026	61,643	64,268,926
SC Johnson & Son, Inc.†	4.75%	10/15/2046	12,635	15,400,978
Total				199,986,818

Pharmaceuticals 0.74%
AbbVie, Inc.†	3.20%	11/21/2029	26,942	27,425,182
AbbVie, Inc.†	4.25%	11/21/2049	14,179	14,986,340
Bausch Health Americas, Inc.†	8.50%	1/31/2027	18,551	21,160,198
Bausch Health Cos, Inc.†	5.00%	1/30/2028	8,405	8,647,820
Bausch Health Cos, Inc.†	5.25%	1/30/2030	10,346	10,754,667
Bausch Health Cos., Inc.†	5.875%	5/15/2023	2,568	2,592,075

32	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Pharmaceuticals (continued)
Bausch Health Cos., Inc.†	6.125%	4/15/2025	$8,609	$8,913,027
Bausch Health Cos., Inc.†	7.00%	3/15/2024	12,232	12,746,784
Zoetis, Inc.	3.90%	8/20/2028	13,486	14,627,538
Total				121,853,631

Property & Casualty 0.31%
Allstate Corp. (The)	3.28%	12/15/2026	13,471	14,228,511
Arch Capital Finance LLC	4.011%	12/15/2026	13,319	14,625,825
Selective Insurance Group, Inc.	5.375%	3/1/2049	19,241	22,864,870
Total				51,719,206

Rail 0.40%
Central Japan Railway Co. (Japan)†(e)	4.25%	11/24/2045	17,006	19,455,956
China Railway Xunjie Co. Ltd. (China)(e)	3.25%	7/28/2026	13,800	13,936,271
Rumo Luxembourg Sarl (Luxembourg)†(e)	5.875%	1/18/2025	20,674	22,215,970
Watco Cos. LLC/Watco Finance Corp.†	6.375%	4/1/2023	10,514	10,702,358
Total				66,310,555

Real Estate Development & Management 0.15%
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada)†(e)	3.875%	3/20/2027	23,275	24,902,168

Real Estate Investment Trusts 1.79%
Alexandria Real Estate Equities, Inc.	3.80%	4/15/2026	6,288	6,721,215
Alexandria Real Estate Equities, Inc.	3.95%	1/15/2028	14,750	15,842,678
Brixmor Operating Partnership LP	4.125%	5/15/2029	24,245	26,034,841
EPR Properties	3.75%	8/15/2029	22,440	22,744,513
EPR Properties	4.50%	6/1/2027	13,546	14,543,819
EPR Properties	4.75%	12/15/2026	4,570	4,994,086
EPR Properties	4.95%	4/15/2028	3,831	4,184,674
Goodman US Finance Four LLC†	4.50%	10/15/2037	12,258	13,181,181
Goodman US Finance Three LLC†	3.70%	3/15/2028	7,763	7,968,726
Hudson Pacific Properties LP	3.25%	1/15/2030	35,901	35,711,130
Hudson Pacific Properties LP	3.95%	11/1/2027	20,493	21,457,483
Hudson Pacific Properties LP	4.65%	4/1/2029	8,167	8,986,444
Liberty Property LP	4.375%	2/1/2029	12,550	14,279,799
National Retail Properties, Inc.	4.30%	10/15/2028	20,243	22,393,600
Prologis LP	3.875%	9/15/2028	8,980	9,903,458
Spirit Realty LP	3.40%	1/15/2030	32,060	32,221,188
Spirit Realty LP	4.00%	7/15/2029	14,692	15,469,944
VEREIT Operating Partnership LP	4.875%	6/1/2026	17,065	18,900,755
Total				295,539,534

See Notes to Financial Statements.	33

Schedule of Investments (continued)

December 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Recreation & Travel 0.25%
Royal Caribbean Cruises Ltd.	7.50%	10/15/2027	$16,918	$21,462,288
Silversea Cruise Finance Ltd.†	7.25%	2/1/2025	18,091	19,183,968
Total				40,646,256

Reinsurance 0.57%
AXIS Specialty Finance plc (United Kingdom)(e)	5.15%	4/1/2045	21,094	23,027,348
Berkshire Hathaway, Inc.	2.75%	3/15/2023	7,903	8,103,738
Berkshire Hathaway, Inc.	3.125%	3/15/2026	7,903	8,328,112
PartnerRe Finance B LLC	3.70%	7/2/2029	26,944	28,024,980
Transatlantic Holdings, Inc.	8.00%	11/30/2039	17,809	26,484,505
Total				93,968,683

Restaurants 0.77%
Darden Restaurants, Inc.	4.55%	2/15/2048	13,481	13,661,837
IRB Holding Corp.†	6.75%	2/15/2026	19,277	20,247,549
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC†	4.75%	6/1/2027	25,312	26,699,667
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC†	5.00%	6/1/2024	20,332	21,111,427
Starbucks Corp.	4.45%	8/15/2049	39,350	45,568,432
Total				127,288,912

Software/Services 1.76%
Autodesk, Inc.	3.50%	6/15/2027	27,008	28,308,457
Global Payments, Inc.	4.15%	8/15/2049	22,442	24,036,070
Go Daddy Operating Co. LLC/GD Finance Co., Inc.†	5.25%	12/1/2027	11,226	11,836,133
j2 Cloud Services LLC/j2 Global Co-Obligor, Inc.†	6.00%	7/15/2025	13,134	13,949,425
Match Group, Inc.†	5.00%	12/15/2027	22,260	23,269,435
Microsoft Corp.	3.125%	11/3/2025	40,202	42,550,943
Microsoft Corp.	3.30%	2/6/2027	26,383	28,200,308
salesforce.com, Inc.	3.70%	4/11/2028	17,807	19,527,095
Tencent Holdings Ltd. (China)†(e)	3.595%	1/19/2028	19,777	20,655,235
Tencent Holdings Ltd. (China)†(e)	3.925%	1/19/2038	23,479	24,770,787
VeriSign, Inc.	4.75%	7/15/2027	19,596	20,710,033
VeriSign, Inc.	5.25%	4/1/2025	15,945	17,609,578
Visa, Inc.	3.15%	12/14/2025	14,645	15,478,150
Total				290,901,649

Specialty Retail 0.89%
Asbury Automotive Group, Inc.	6.00%	12/15/2024	13,310	13,770,326
Best Buy Co., Inc.	4.45%	10/1/2028	18,906	20,740,463

34	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Specialty Retail (continued)
Murphy Oil USA, Inc.	4.75%	9/15/2029	$14,991	$15,859,279
PetSmart, Inc.†	5.875%	6/1/2025	15,768	16,103,070
PetSmart, Inc.†	7.125%	3/15/2023	17,395	17,090,588
Tiffany & Co.	4.90%	10/1/2044	24,318	31,712,716
Under Armour, Inc.	3.25%	6/15/2026	16,094	15,657,834
WW International, Inc.†	8.625%	12/1/2025	14,318	15,227,694
Total				146,161,970

Steel Producers/Products 0.26%
Allegheny Technologies, Inc.	7.875%	8/15/2023	17,595	19,757,689
CSN Resources SA (Brazil)†(e)	7.625%	4/17/2026	15,335	16,360,068
Joseph T Ryerson & Son, Inc.†	11.00%	5/15/2022	6,884	7,279,782
Total				43,397,539

Support: Services 2.06%
Ahern Rentals, Inc.†	7.375%	5/15/2023	14,275	11,354,549
Aircastle Ltd.	4.25%	6/15/2026	14,970	15,848,206
Ashtead Capital, Inc.†	4.25%	11/1/2029	17,986	18,413,167
Ashtead Capital, Inc.†	4.375%	8/15/2027	15,655	16,267,071
Ashtead Capital, Inc.†	5.25%	8/1/2026	4,327	4,642,211
Brand Energy & Infrastructure Services, Inc.†	8.50%	7/15/2025	19,863	20,409,034
Brink’s Co. (The)†	4.625%	10/15/2027	27,980	28,884,384
Cleveland Clinic Foundation (The)	4.858%	1/1/2114	8,223	10,242,713
Cloud Crane LLC†	10.125%	8/1/2024	9,910	10,426,162
IHS Markit Ltd. (United Kingdom)†(e)	4.00%	3/1/2026	29,435	31,092,485
IHS Markit Ltd. (United Kingdom)(e)	4.25%	5/1/2029	6,511	7,024,523
IHS Markit Ltd. (United Kingdom)(e)	4.75%	8/1/2028	21,574	24,078,472
Marble II Pte Ltd. (Singapore)†(e)	5.30%	6/20/2022	15,805	16,026,229
Metropolitan Museum of Art (The)	3.40%	7/1/2045	26,471	27,294,644
Ritchie Bros Auctioneers, Inc. (Canada)†(e)	5.375%	1/15/2025	13,118	13,702,866
United Rentals North America, Inc.	4.625%	10/15/2025	11,437	11,782,226
United Rentals North America, Inc.	4.875%	1/15/2028	21,596	22,526,356
United Rentals North America, Inc.	5.875%	9/15/2026	6,713	7,218,321
WeWork Cos., Inc.†	7.875%	5/1/2025	50,858	42,084,486
Total				339,318,105

Technology Hardware & Equipment 0.73%
Apple, Inc.	1.80%	9/11/2024	22,440	22,295,699
Apple, Inc.	3.00%	6/20/2027	26,927	28,218,380
CDW LLC/CDW Finance Corp.	5.50%	12/1/2024	15,000	16,681,275

See Notes to Financial Statements.	35

Schedule of Investments (continued)

December 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Technology Hardware & Equipment (continued)
Motorola Solutions, Inc.	4.60%		5/23/2029		$17,963	$19,599,134
Western Digital Corp.	4.75%		2/15/2026		32,314	33,747,934
Total						120,542,422

Telecommunications: Satellite 0.56%
Connect Finco SARL/Connect US Finco LLC (Luxembourg)†(e)	6.75%		10/1/2026		29,167	31,099,314
Hughes Satellite Systems Corp.	5.25%		8/1/2026		21,000	23,107,298
Intelsat Jackson Holdings SA (Luxembourg)(e)	5.50%		8/1/2023		18,729	16,128,010
Intelsat Jackson Holdings SA (Luxembourg)†(e)	8.50%		10/15/2024		24,163	22,058,765
Total						92,393,387

Telecommunications: Wireless 0.49%
Sprint Capital Corp.	6.875%		11/15/2028		58,473	63,112,833
T-Mobile USA, Inc.	6.50%		1/15/2026		16,855	18,103,281
Total						81,216,114

Telecommunications: Wireline Integrated & Services 1.44%
Altice Financing SA (Luxembourg)†(e)	7.50%		5/15/2026		27,191	29,280,628
Altice France SA (France)†(e)	7.375%		5/1/2026		46,103	49,583,315
DKT Finance ApS (Denmark)†(e)	9.375%		6/17/2023		19,351	20,646,549
Equinix, Inc.(d)	2.875%		2/1/2026	EUR	37,001	43,139,320
GCI LLC	6.875%		4/15/2025		$13,026	13,650,141
Hellas Telecommunications Luxembourg II SCA (Luxembourg)†(e)(l)	6.054% (3 Mo. LIBOR + 5.75%	)	1/15/2015		15,000	1,500	(f)
Motorola Solutions, Inc.	4.60%		2/23/2028		13,419	14,553,288
Verizon Communications, Inc.	2.625%		8/15/2026		64,987	65,983,298
Total						236,838,039

Transportation: Infrastructure/Services 0.96%
Adani Ports & Special Economic Zone Ltd. (India)†(e)	4.375%		7/3/2029		26,364	27,345,161
Aeropuerto Internacional de Tocumen SA (Panama)†(e)	6.00%		11/18/2048		22,350	27,763,058
Autopistas del Sol SA (Costa Rica)†(e)	7.375%		12/30/2030		12,055	12,270,674
Autoridad del Canal de Panama (Panama)†(e)	4.95%		7/29/2035		8,750	10,223,894
CH Robinson Worldwide, Inc.	4.20%		4/15/2028		20,351	22,213,795
Mersin Uluslararasi Liman Isletmeciligi AS (Turkey)†(e)	5.375%		11/15/2024		22,508	23,223,578
Promontoria Holding 264 BV†(d)	6.75%		8/15/2023	EUR	15,051	15,164,891
Stena AB (Sweden)†(e)	7.00%		2/1/2024		$18,962	19,680,944
Total						157,885,995
Total High Yield Corporate Bonds (cost $10,098,181,706)						10,632,464,551

36	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 3.83%

Air Transportation 0.29%
CT Airport Auth - Ground Trans Proj	4.282%	7/1/2045	$4,265	$4,525,847
Los Angeles, CA	5.575%	5/15/2020	9,340	9,466,557
Miami Dade Cnty, FL	3.982%	10/1/2041	13,915	14,528,373
Miami-Dade Cnty, FL	4.28%	10/1/2041	18,040	19,328,778
Total				47,849,555

Education 0.90%
California State University	3.899%	11/1/2047	33,030	36,195,595
Ohio Univ	5.59%	12/1/2114	11,104	14,345,924
Permanent University Fund - Texas A&M University System	3.66%	7/1/2047	78,015	79,855,374
Univ of California Bd of Regents	6.548%	5/15/2048	12,463	18,019,878
Total				148,416,771

General Obligation 1.22%
California	7.55%	4/1/2039	15,015	24,113,489
Chicago Transit Auth, IL	6.899%	12/1/2040	11,826	15,991,472
Chicago, IL	5.432%	1/1/2042	22,392	23,146,610
Chicago, IL	6.314%	1/1/2044	22,402	25,495,716
City of Portland	7.701%	6/1/2022	16,940	18,357,031
District of Columbia	5.591%	12/1/2034	14,130	17,516,113
Honolulu HI City & Cnty,	5.418%	12/1/2027	6,620	8,076,003
Los Angeles Unif Sch Dist, CA	5.75%	7/1/2034	12,497	16,019,280
Massachusetts	4.20%	12/1/2021	6,620	6,821,116
New York City	5.985%	12/1/2036	10,161	13,206,150
Ohio St Univ	4.048%	12/1/2056	6,271	7,253,854
Pennsylvania	5.45%	2/15/2030	12,190	14,651,039
The Bd of Governors of the Univ of North Carolina	3.847%	12/1/2034	9,595	10,845,612
Total				201,493,485

Government Guaranteed 0.03%
City & County of San Francisco CA	5.45%	6/15/2025	4,540	5,282,381

Lease Obligation 0.05%
Wisconsin	3.294%	5/1/2037	7,145	7,412,580

Miscellaneous 0.57%
Dallas Convention Center Hotel Dev Corp., TX	7.088%	1/1/2042	17,795	24,722,771
New York City Indl Dev Agy†	11.00%	3/1/2029	21,058	28,106,113
Pasadena Public Fing Auth	7.148%	3/1/2043	26,795	41,008,140
Total				93,837,024

See Notes to Financial Statements.	37

Schedule of Investments (continued)

December 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Tax Revenue 0.36%
Massachusetts Sch Bldg Auth	5.715%		8/15/2039	$20,055	$26,504,086
Memphis-Shelby County Industrial Development Board, TN	7.00%		7/1/2045	12,890	13,934,219
San Jose Redev Agy, CA	2.259%		8/1/2020	19,600	19,654,684
Total					60,092,989

Transportation 0.07%
Foothill-Eastern Transportation Corridor Agency	4.094%		1/15/2049	10,790	10,790,000

Transportation: Infrastructure/Services 0.23%
Chicago Transit Auth, IL	6.20%		12/1/2040	12,385	16,225,712
Port of Seattle, WA	3.571%		5/1/2032	7,305	7,521,447
Port of Seattle, WA	3.755%		5/1/2036	13,905	14,405,024
Total					38,152,183

Utilities 0.11%
San Antonio, TX	5.718%		2/1/2041	13,240	17,640,447
Total Municipal Bonds (cost $591,044,372)					630,967,415

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 1.75%
BBCMS Mortgage Trust 2019-BWAY A†	2.696% (1 Mo. LIBOR + .96%	)#	11/25/2034	25,000	24,906,183
Benchmark Mortgage Trust 2019-B12 WMA†	4.246%	#(m)	8/15/2052	35,544	35,611,178	(a)
BX Trust 2019-OC11 A†	3.202%		12/9/2041	31,182	32,150,457
BX Trust 2019-OC11 E†	4.076%		12/9/2041	27,936	27,129,597
CF Trust 2019-BOSS A1†	4.953% (1 Mo. LIBOR + 3.25%	)#	12/15/2021	18,200	18,231,646	(a)
Citigroup Commercial Mortgage Trust 2016-P3 D†	2.804%	#(m)	4/15/2049	9,991	8,739,720
CSAIL Commercial Mortgage Trust 2019-C18 AS	3.321%		12/15/2052	17,548	17,781,379
Great Wolf Trust 2019-WOLF A†	2.756% (1 Mo. LIBOR + 1.03%	)#	12/15/2036	39,981	39,868,513
Great Wolf Trust 2019-WOLF E†	4.454% (1 Mo. LIBOR + 2.73%	)#	12/15/2036	32,620	32,651,022
PFP Ltd. 2019–6 A†	2.964% (1 Mo. LIBOR + 1.05%	)#	4/14/2037	25,000	25,007,542
PFP Ltd. 2019–6 C†	4.014% (1 Mo. LIBOR + 2.10%	)#	4/14/2037	27,054	27,078,322
Total Non-Agency Commercial Mortgage-Backed Securities (cost $288,877,471)					289,155,559

	Dividend Rate			Shares (000)
PREFERRED STOCK 0.00%

Energy: Exploration & Production
Templar Energy LLC (cost $3,864,293)	Zero Coupon			410	–	(a)

38	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
U.S. TREASURY OBLIGATIONS 4.16%
U.S. Treasury Bond	2.25%	8/15/2049		$66,506	$64,460,049
U.S. Treasury Bond	2.375%	11/15/2049		58,294	58,047,896
U.S. Treasury Inflation Indexed Note(n)	0.50%	4/15/2024		324,478	329,775,644
U.S. Treasury Note	2.75%	8/31/2023		225,720	234,426,930
Total U.S. Treasury Obligations (cost $689,096,606)					686,710,519

	Exercise Price	Expiration Date		Shares (000)
WARRANT 0.00%

Personal & Household Products
Remington Outdoor Co., Inc. (cost $871,457)	$35.05	5/15/2022		165	1,651	(f)
Total Long-Term Investments (cost $16,976,783,489)					17,602,173,112

	Interest Rate	Maturity Date		Principal Amount (000)
SHORT-TERM INVESTMENTS 3.79%

FOREIGN GOVERNMENT OBLIGATION 1.82%

Japan
Japan Treasury Discount Bill(d) (cost $305,383,252)	Zero Coupon	1/8/2020	JPY	32,625,800	300,276,441

HIGH YIELD CORPORATE BOND 0.45%

Diversified Capital Goods
GE Capital International Funding Co. Unlimited Co. (Ireland)(e) (cost $74,047,913)	2.342%	11/15/2020		$74,048	74,119,404

REPURCHASE AGREEMENTS 1.52%
Repurchase Agreement dated 12/31/2019, 1.50% due 1/2/2020 with JPMorgan Chase & Co. collateralized by $134,380,000 of U.S. Treasury Note at 2.625% due 2/28/2023; value: $139,697,055; proceeds: $137,011,417				137,000	137,000,000
Repurchase Agreement dated 12/31/2019, 1.50% due 1/2/2020 with Toronto Dominion Grand Cayman collateralized by $106,860,000 of U.S. Treasury Note at 2.875% due 8/15/2028; value: $116,352,173; proceeds: $113,009,417				113,000	113,000,000

See Notes to Financial Statements.	39

Schedule of Investments (continued)

December 31, 2019

Investments	Fair Value
Total Repurchase Agreements (cost $250,000,000)	$250,000,000
Total Short-Term Investments (cost $629,431,165)	624,395,845
Total Investments in Securities 110.56% (cost $17,606,214,654)	18,226,568,957
Less Unfunded Loan Commitments (0.04%) (cost $5,614,214)	(5,598,502)
Net Investments 110.52% (cost $17,600,600,440)	18,220,970,455
Liabilities in Excess of Cash and Other Assets(o) (10.52%)	(1,734,838,987)
Net Assets 100.00%	$16,486,131,468

AUD	Australian dollar.
BRL	Brazilian real.
CAD	Canadian dollar.
DKK	Danish Krone.
EUR	Euro.
GBP	British pound.
HKD	Hong Kong dollar.
JPY	Japanese yen.
ADR	American Depositary Receipt.
CMT	Constant Maturity Rate.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
Units	More than one class of securities traded together.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At December 31, 2019, the total value of Rule 144A securities was $6,464,549,277, which represents 39.21% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at December 31, 2019.
*	Non-income producing security.
(a)	Level 3 Investment as described in Note 2(p) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(b)	Securities purchased on a when-issued basis (See Note 2(l)).
(c)	Variable Rate is Fixed to Float: Rate remains fixed until designated future date.
(d)	Investment in non-U.S. dollar denominated securities.
(e)	Foreign security traded in U.S. dollars.
(f)	Level 3 Investment as described in Note 2(p) in the Notes to Financials. Security fair valued by the Pricing Committee.
(g)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at December 31, 2019.
(h)	Level 3 Investment as described in Note 2(p) in the Notes to Financials. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(i)	Interest rate to be determined.
(j)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(k)	Security is perpetual in nature and has no stated maturity.
(l)	Defaulted (non-income producing security).
(m)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.

40	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2019

(n)	Treasury Inflation Protected Security. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on principal amount that is adjusted for inflation based on the Consumer Price Index.
(o)	Liabilities in Excess of Cash and Other Assets include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

Centrally Cleared Credit Default Swaps on Indexes - Buy Protection at December 31, 2019(1)

Referenced Index*	Central Clearing Party	Fund Pays (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Depreciation(3)
Markit CDX. NA.IG.33(4)(5)	Credit Suisse	1.00%	12/20/2024	$693,604,000	$711,590,788	$(13,851,509)	$(4,135,279)
Markit CDX. NA.EM.32(4)(6)	Credit Suisse	1.00%	12/20/2024	86,700,000	83,786,212	4,244,538	(1,330,750)
						$(9,606,971)	$(5,466,029)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received by Central Clearing Party are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $0. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $5,466,029.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).
(5)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of investment grade securities.
(6)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of emerging markets sovereign issuers.

See Notes to Financial Statements.	41

Schedule of Investments (continued)

December 31, 2019

Credit Default Swaps on Indexes - Sell Protection at December 31, 2019(1):

Referenced Index/Issuer	Swap Counterparty	Fund Receives (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Appreciation(3)	Credit Default Swap Agreements Payable at Fair Value(4)
Markit CMBX. NA.BBB.9*	Credit Suisse	3.00%	9/17/2058	$22,888,000	$22,752,556	$(1,623,180)	$1,487,736	$(135,444)
Markit CMBX. NA.BBB.10*	Credit Suisse	3.00%	11/17/2059	50,333,000	50,208,977	(2,981,455)	2,857,432	(124,023)
Markit CMBX. NA.BBB.9*	Deutsche Bank	3.00%	9/17/2058	36,637,000	36,420,195	(2,598,236)	2,381,431	(216,805)
Markit CMBX. NA.BBB.10*	Deutsche Bank	3.00%	11/17/2059	9,149,000	9,126,457	(541,937)	519,394	(22,543)
Markit CMBX. NA.BBB.11*	Deutsche Bank	3.00%	11/18/2054	9,162,000	9,028,494	(410,210)	276,704	(133,506)
Markit CMBX. NA.BBB.9*	Goldman Sachs	3.00%	9/17/2058	13,539,000	13,458,882	(960,164)	880,045	(80,119)
Markit CMBX. NA.BBB.10*	Goldman Sachs	3.00%	11/17/2059	38,427,000	38,332,314	(2,276,208)	2,181,522	(94,686)
Markit CMBX. NA.BBB.9*	Morgan Stanley	3.00%	9/17/2058	50,783,000	50,482,486	(3,601,445)	3,300,931	(300,514)
Markit CMBX. NA.BBB.10*	Morgan Stanley	3.00%	11/17/2059	65,947,000	65,784,504	(3,906,344)	3,743,848	(162,496)
Markit CMBX. NA.BBB.11*	Morgan Stanley	3.00%	11/18/2054	77,122,000	75,998,200	(3,452,985)	2,329,185	(1,123,800)
Markit CMBX. NA.BBB.11*	J.P. Morgan Chase	3.00%	11/18/2054	4,607,000	4,539,868	(206,269)	139,137	(67,132)
Tesla	J.P. Morgan Chase	1.00%	6/20/2020	15,704,000	15,700,628	(312,034)	308,662	(3,372)
						$(22,870,467)	$20,406,027	$(2,464,440)

*	The Referenced Index is for Credit Default Swaps on Indexes, which comprised of a basket of commercial mortgage backed securities.
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps on Indexes/Issuers amounted to $20,406,027. Total unrealized depreciation on Credit Default Swaps on Indexes/Issuers amounted to $0.
(4)	Includes upfront payments received.

42	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2019

Open Futures Contracts at December 31, 2019:

Type	Expiration	Contracts	Position	Notional Amount			Notional Value	Unrealized Appreciation
Euro-Bobl	March 2020	48	Short	EUR	(6,449,675)	EUR	(6,414,240)	$39,747
U.S. 10-Year Ultra Treasury Note	March 2020	4,709	Short		$(670,067,127)		$(662,571,016)	7,496,111
U.S. Long Bond	March 2020	7,157	Short		(1,137,396,280)		(1,115,821,032)	21,575,248
U.S. Ultra Treasury Bond	March 2020	5,753	Short		(1,082,699,815)		(1,045,068,406)	37,631,409
Total Unrealized Appreciation on Open Futures Contracts								$66,742,515

Type	Expiration	Contracts	Position	Notional Amount			Notional Value	Unrealized Depreciation
U.S. 10-Year Treasury Note	March 2020	138	Long		$17,907,731		$17,722,219	$(185,512)
U.S. 2-Year Treasury Note	March 2020	19,581	Long		4,221,729,978		4,219,705,500	(2,024,478)
U.S. 5-Year Treasury Note	March 2020	8,745	Long		1,041,080,620		1,037,238,984	(3,841,636)
Total Unrealized Depreciation on Open Futures Contracts								$(6,051,626)

Open Forward Foreign Currency Exchange Contracts at December 31, 2019:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Euro	Buy	Barclays Bank plc	3/9/2020	13,126,000	$14,670,859	$14,784,169	$113,310
Japanese yen	Sell	Bank of America	1/8/2020	32,429,000,000	305,509,419	298,476,122	7,033,297
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$7,146,607

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Australian dollar	Sell	State Street Bank and Trust	2/24/2020	41,000,000	$27,935,916	$28,808,843	$(872,927)
Danish krone	Sell	State Street Bank and Trust	3/13/2020	115,539,000	17,266,961	17,427,439	(160,478)
Euro	Sell	Toronto Dominion Bank	3/9/2020	168,000,000	187,594,008	189,222,940	(1,628,932)
Euro	Sell	Morgan Stanley	3/9/2020	9,715,000	10,859,187	10,942,267	(83,080)
Euro	Sell	State Street Bank and Trust	3/9/2020	5,050,000	5,620,304	5,687,951	(67,647)
British pound	Sell	State Street Bank and Trust	3/5/2020	13,392,000	17,465,576	17,769,453	(303,877)
Japanese yen	Sell	Standard Chartered Bank	1/8/2020	177,371,000	1,621,575	1,632,521	(10,946)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(3,127,887)

See Notes to Financial Statements.	43

Schedule of Investments (continued)

December 31, 2019

The following is a summary of the inputs used as of December 31, 2019 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Other	$–	$457,847,895	$10,441,539	$468,289,434
Remaining Industries	–	37,369,249	–	37,369,249
Common Stocks
Auto Parts & Equipment	–	6,070,570	–	6,070,570
Beverages	26,909,438	17,328,235	–	44,237,673
Energy: Exploration & Production	36,471,660	–	33,346	36,505,006
Electric: Integrated	–	363,683	–	363,683
Gas Distribution	–	258,194	–	258,194
Media: Content	–	–	1,931,885	1,931,885
Personal & Household Products	16,487,056	135,092	12,560,985	29,183,133
Software/Services	158,244,712	–	–	158,244,712
Specialty Retail	59,389,763	9,856,842	–	69,246,605
Remaining Industries	594,839,856	–	–	594,839,856
Convertible Bond	–	29,049,244	–	29,049,244
Floating Rate Loans
Chemicals	–	31,505,110	4,852,472	36,357,582
Diversified Capital Goods	–	–	22,557,465	22,557,465
Electric: Integrated	–	–	69,396,697	69,396,697
Personal & Household Products	–	35,040,126	848,424	35,888,550
Specialty Retail	–	56,677,820	10,645,877	67,323,697
Remaining Industries	–	883,049,583	–	883,049,583
Less Unfunded Commitments	–	(1,475,992)	(4,122,510)	(5,598,502)
Foreign Bonds	–	36,190,987	–	36,190,987
Foreign Government Obligations	–	864,143,502	–	864,143,502
Government Sponsored Enterprises Pass-Throughs	–	1,872,376,110	–	1,872,376,110
High Yield Corporate Bonds
Automakers	–	275,476,150	1,500	275,477,650
Banking	–	1,008,317,720	2,250	1,008,319,970
Metals/Mining (Excluding Steel)	–	157,724,950	19	157,724,969
Telecommunications: Wireline Integrated & Services	–	236,836,539	1,500	236,838,039
Remaining Industries	–	8,954,103,923	–	8,954,103,923
Municipal Bonds	–	630,967,415	–	630,967,415
Non-Agency Commercial Mortgage-Backed Securities	–	235,312,735	53,842,824	289,155,559
Preferred Stock	–	–	–	–
U.S. Treasury Obligations	–	686,710,519	–	686,710,519
Warrant	–	–	1,651	1,651
Short-Term Investments
Foreign Government Obligation	–	300,276,441	–	300,276,441
High Yield Corporate Bond	–	74,119,404	–	74,119,404
Repurchase Agreements	–	250,000,000	–	250,000,000
Total	$892,342,485	$17,145,632,046	$182,995,924	$18,220,970,455

44	See Notes to Financial Statements.

Schedule of Investments (concluded)

December 31, 2019

Investment Type(2)	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$–	$–	$–
Liabilities	–	(5,466,029)	–	(5,466,029)
Credit Default Swap Contracts
Assets	–	–	–	–
Liabilities	–	(2,464,440)	–	(2,464,440)
Forward Foreign Currency Exchange Contracts
Assets	–	7,146,607	–	7,146,607
Liabilities	–	(3,127,887)	–	(3,127,887)
Futures Contracts
Assets	66,742,515	–	–	66,742,515
Liabilities	(6,051,626)	–	–	(6,051,626)
Total	$60,690,889	$(3,911,749)	$–	$56,779,140

(1)	Refer to Note 2(p) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset- Backed Securities	Common Stocks	Floating Rate Loans	High Yield Corporate Bonds	Non-Agency Commercial Mortgage- Backed Securities	Preferred Stock	Warrants
Balance as of January 1, 2019	$–	$13,179,430	$50,229,383	$5,269	$–	–	$1,651
Accrued Discounts (Premiums)	–	–	78,709	–	8,796	–	–
Realized Gain (Loss)	–	664,980	(2,043,576)	–	–	–	–
Change in Unrealized Appreciation (Depreciation)	(26,864)	891,272	5,137,681	–	188,418	(1,229,832)	–
Purchases	6,952,810	16,154,520	166,494,450	–	53,645,610	94,543	–
Sales	–	(16,624,500)	(115,718,222)	–	–	–	–
Transfers into Level 3	3,515,593	260,514	–	–	–	1,135,289	–
Transfers out of Level 3	–	–	–	–	–	–	–
Balance as of December 31, 2019	$10,441,539	$14,526,216	$104,178,425	$5,269	$53,842,824	–	$1,651
Change in unrealized appreciation/ depreciation for the year ended December 31, 2019, related to Level 3 investments held at December 31, 2019	$(26,864)	$891,272	$2,565,357	$–	$188,418	(1,229,832)	$–

See Notes to Financial Statements.	45

Statement of Assets and Liabilities

December 31, 2019

ASSETS:
Investments in securities, at fair value (cost $17,600,600,440)	$18,220,970,455
Cash	159,202,485
Deposits with brokers for futures collateral	48,407,553
Deposits with brokers for forwards and swaps collateral	9,944,239
Receivables:
Interest and dividends	167,505,885
Capital shares sold	114,367,101
Investment securities sold	98,022,521
Variation margin for futures contracts	6,843,944
Variation margin for centrally cleared credit default swap agreements	73,150
Unrealized appreciation on forward foreign currency exchange contracts	7,146,607
Prepaid expenses and other assets	393,920
Total assets	18,832,877,860
LIABILITIES:
Payables:
Investment securities purchased	2,243,684,005
Capital shares reacquired	28,618,080
Management fee	5,941,530
12b-1 distribution plan	2,731,998
Directors’ fees	1,580,050
Fund administration	549,564
Unrealized depreciation on forward foreign currency exchange contracts	3,127,887
Credit default swap agreements payable, at fair value (including upfront payments of $22,870,467)	2,464,440
Unrealized depreciation on unfunded commitments	15,712
Distributions payable	50,303,854
Accrued expenses and other liabilities	7,729,272
Total liabilities	2,346,746,392
Commitments and contingent liabilities
NET ASSETS	$16,486,131,468
COMPOSITION OF NET ASSETS:
Paid-in capital	$16,111,441,450
Total distributable earnings (loss)	374,690,018
Net Assets	$16,486,131,468

46	See Notes to Financial Statements.

Statement of Assets and Liabilities (concluded)

December 31, 2019

Net assets by class:
Class A Shares	$5,246,569,608
Class C Shares	$1,328,320,533
Class F Shares	$5,743,483,086
Class F3 Shares	$2,290,419,766
Class I Shares	$1,401,117,882
Class P Shares	$16,726,586
Class R2 Shares	$6,687,898
Class R3 Shares	$201,288,586
Class R4 Shares	$48,228,628
Class R5 Shares	$16,505,386
Class R6 Shares	$186,783,509
Outstanding shares by class:
Class A Shares (1.8 billion shares of common stock authorized, $.001 par value)	645,086,320
Class C Shares (600 million shares of common stock authorized, $.001 par value)	162,881,959
Class F Shares (2.25 billion shares of common stock authorized, $.001 par value)	707,236,460
Class F3 Shares (900 million shares of common stock authorized, $.001 par value)	282,921,884
Class I Shares (900 million shares of common stock authorized, $.001 par value)	173,227,889
Class P Shares (160 million shares of common stock authorized, $.001 par value)	2,010,380
Class R2 Shares (478 million shares of common stock authorized, $.001 par value)	822,173
Class R3 Shares (478 million shares of common stock authorized, $.001 par value)	24,790,356
Class R4 Shares (478 million shares of common stock authorized, $.001 par value)	5,927,657
Class R5 Shares (478 million shares of common stock authorized, $.001 par value)	2,038,250
Class R6 Shares (478 million shares of common stock authorized, $.001 par value)	23,076,525
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$8.13
Class A Shares-Maximum offering price (Net asset value plus sales charge of 2.25%)	$8.32
Class C Shares-Net asset value	$8.16
Class F Shares-Net asset value	$8.12
Class F3 Shares-Net asset value	$8.10
Class I Shares-Net asset value	$8.09
Class P Shares-Net asset value	$8.32
Class R2 Shares-Net asset value	$8.13
Class R3 Shares-Net asset value	$8.12
Class R4 Shares-Net asset value	$8.14
Class R5 Shares-Net asset value	$8.10
Class R6 Shares-Net asset value	$8.09

See Notes to Financial Statements.	47

Statement of Operations

For the Year Ended December 31, 2019

Investment income:
Dividends (net of foreign withholding taxes of $42,226)	$9,278,076
Interest and other	654,216,525
Interest earned from Interfund Lending (See Note 11)	1,246
Total investment income	663,495,847
Expenses:
Management fee	62,001,538
12b-1 distribution plan-Class A	9,528,385
12b-1 distribution plan-Class C	10,815,821
12b-1 distribution plan-Class F	4,701,226
12b-1 distribution plan-Class P	79,821
12b-1 distribution plan-Class R2	40,550
12b-1 distribution plan-Class R3	868,512
12b-1 distribution plan-Class R4	77,891
Shareholder servicing	10,047,985
Fund administration	5,675,154
Reports to shareholders	1,158,966
Registration	844,100
Professional	571,784
Directors’ fees	392,223
Custody	228,898
Other	1,221,160
Gross expenses	108,254,014
Expense reductions (See Note 9)	(391,826)
Net expenses	107,862,188
Net investment income	555,633,659
Net realized and unrealized gain (loss):
Net realized gain on investments	15,287,764
Net realized loss on futures contracts	(169,874,831)
Net realized gain on forward foreign currency exchange contracts	10,871,757
Net realized loss on swap contracts	(4,844,996)
Net realized gain on foreign currency related transactions	955,478
Net change in unrealized appreciation/depreciation on investments	1,175,711,120
Net change in unrealized appreciation/depreciation on futures contracts	91,469,172
Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts	6,634,616
Net change in unrealized appreciation/depreciation on swap contracts	28,217,170
Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	47,051
Net change in unrealized appreciation/depreciation on unfunded commitments	63,043
Net realized and unrealized gain	1,154,537,344
Net Increase in Net Assets Resulting From Operations	$1,710,171,003

48	See Notes to Financial Statements.

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018
Operations:
Net investment income	$555,633,659	$537,414,766
Net realized gain (loss) on investments, futures contracts, forward foreign currency exchange contracts, swaps and foreign currency related transactions	(147,604,828)	27,477,503
Net change in unrealized appreciation/depreciation on investments, futures contracts, forward foreign currency exchange contracts, swaps, unfunded commitments and translation of assets and liabilities denominated in foreign currencies	1,302,142,172	(1,073,407,115)
Net increase (decrease) in net assets resulting from operations	1,710,171,003	(508,514,846)
Distributions to shareholders:
Class A	(194,859,155)	(273,541,757)
Class B	–	(36,443)
Class C	(45,095,077)	(82,853,966)
Class F	(195,649,540)	(255,883,833)
Class F3	(81,839,796)	(89,827,609)
Class I	(48,283,037)	(65,360,758)
Class P	(685,754)	(1,192,680)
Class R2	(250,541)	(416,429)
Class R3	(6,586,870)	(8,820,786)
Class R4	(1,241,702)	(909,635)
Class R5	(1,390,615)	(1,918,387)
Class R6	(6,028,037)	(6,994,963)
Class T	–	(249)
Total distributions to shareholders	(581,910,124)	(787,757,495)
Capital share transactions (Net of share conversions) (See Note 15):
Net proceeds from sales of shares	5,924,604,430	4,366,086,058
Reinvestment of distributions	514,580,185	696,869,024
Cost of shares reacquired	(3,260,013,600)	(4,183,622,590)
Net increase in net assets resulting from capital share transactions	3,179,171,015	879,332,492
Net increase (decrease) in net assets	4,307,431,894	(416,939,849)
NET ASSETS:
Beginning of year	$12,178,699,574	$12,595,639,423
End of year	$16,486,131,468	$12,178,699,574

See Notes to Financial Statements.	49

Financial Highlights

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:

	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment oper- ations	Net investment income	Net realized gain	Total distri- butions

Class A
12/31/2019	$7.47	$0.31	$0.68	$0.99	$(0.33)	$–	$(0.33)
12/31/2018	8.25	0.33	(0.63)	(0.30)	(0.36)	(0.12)	(0.48)
12/31/2017	7.93	0.33	0.39	0.72	(0.35)	(0.05)	(0.40)
12/31/2016	7.40	0.35	0.54	0.89	(0.36)	–	(0.36)
12/31/2015	7.93	0.32	(0.44)	(0.12)	(0.35)	(0.06)	(0.41)

Class C
12/31/2019	7.49	0.26	0.69	0.95	(0.28)	–	(0.28)
12/31/2018	8.27	0.28	(0.63)	(0.35)	(0.31)	(0.12)	(0.43)
12/31/2017	7.95	0.28	0.39	0.67	(0.30)	(0.05)	(0.35)
12/31/2016	7.42	0.30	0.55	0.85	(0.32)	–	(0.32)
12/31/2015	7.95	0.27	(0.44)	(0.17)	(0.30)	(0.06)	(0.36)

Class F
12/31/2019	7.46	0.32	0.67	0.99	(0.33)	–	(0.33)
12/31/2018	8.24	0.34	(0.64)	(0.30)	(0.36)	(0.12)	(0.48)
12/31/2017	7.92	0.34	0.39	0.73	(0.36)	(0.05)	(0.41)
12/31/2016	7.39	0.36	0.54	0.90	(0.37)	–	(0.37)
12/31/2015	7.91	0.33	(0.44)	(0.11)	(0.35)	(0.06)	(0.41)

Class F3
12/31/2019	7.43	0.33	0.69	1.02	(0.35)	–	(0.35)
12/31/2018	8.21	0.35	(0.63)	(0.28)	(0.38)	(0.12)	(0.50)
4/4/2017 to 12/31/2017(c)	8.01	0.25	0.27	0.52	(0.27)	(0.05)	(0.32)

Class I
12/31/2019	7.43	0.32	0.68	1.00	(0.34)	–	(0.34)
12/31/2018	8.21	0.34	(0.63)	(0.29)	(0.37)	(0.12)	(0.49)
12/31/2017	7.89	0.35	0.38	0.73	(0.36)	(0.05)	(0.41)
12/31/2016	7.36	0.36	0.55	0.91	(0.38)	–	(0.38)
12/31/2015	7.89	0.34	(0.45)	(0.11)	(0.36)	(0.06)	(0.42)

Class P
12/31/2019	7.64	0.30	0.69	0.99	(0.31)	–	(0.31)
12/31/2018	8.44	0.31	(0.64)	(0.33)	(0.35)	(0.12)	(0.47)
12/31/2017	8.11	0.34	0.39	0.73	(0.35)	(0.05)	(0.40)
12/31/2016	7.57	0.35	0.56	0.91	(0.37)	–	(0.37)
12/31/2015	8.10	0.33	(0.45)	(0.12)	(0.35)	(0.06)	(0.41)

50	See Notes to Financial Statements.

		Ratios to Average Net Assets:				Supplemental Data:

Net asset value, end of period	Total return(b) (%)	Total expenses (%)		Net investment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$8.13	13.37	0.79		3.90		$5,246,570	217
7.47	(3.79)	0.79		4.11		4,252,132	147
8.25	9.21	0.81		4.10		4,491,809	113
7.93	12.35	0.81		4.57		4,263,801	119
7.40	(1.74)	0.82		4.10		4,183,669	119

8.16	12.77	1.42		3.28		1,328,321	217
7.49	(4.38)	1.43		3.46		1,296,749	147
8.27	8.52	1.43		3.49		1,872,830	113
7.95	11.63	1.44		3.95		1,892,905	119
7.42	(2.35)	1.46		3.48		1,882,589	119

8.12	13.64	0.69		3.97		5,743,483	217
7.46	(3.83)	0.69		4.20		3,827,057	147
8.24	9.32	0.71		4.16		3,793,021	113
7.92	12.46	0.71		4.65		2,607,811	119
7.39	(1.53)	0.72		4.20		1,893,642	119

8.10	13.86	0.52		4.14		2,290,420	217
7.43	(3.57)	0.52		4.37		1,533,935	147
8.21	6.55 (d)	0.53	(e)	4.06	(e)	1,093,748	113

8.09	13.80	0.59		4.07		1,401,118	217
7.43	(3.77)	0.59		4.30		927,024	147
8.21	9.44	0.61		4.25		1,039,534	113
7.89	12.62	0.61		4.77		450,661	119
7.36	(1.59)	0.62		4.28		382,854	119

8.32	13.16	1.04		3.67		16,727	217
7.64	(4.00)	0.95		3.94		17,453	147
8.44	9.18	0.86		4.07		32,370	113
8.11	12.27	0.87		4.53		36,825	119
7.57	(1.66)	0.87		4.06		35,632	119

See Notes to Financial Statements.	51

Financial Highlights (concluded)

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:

	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment oper- ations	Net investment income	Net realized gain	Total distri- butions

Class R2
12/31/2019	$7.47	$0.28	$0.67	$0.95	$(0.29)	$–	$(0.29)
12/31/2018	8.25	0.30	(0.64)	(0.34)	(0.32)	(0.12)	(0.44)
12/31/2017	7.93	0.30	0.39	0.69	(0.32)	(0.05)	(0.37)
12/31/2016	7.40	0.31	0.55	0.86	(0.33)	–	(0.33)
12/31/2015	7.93	0.29	(0.44)	(0.15)	(0.32)	(0.06)	(0.38)

Class R3
12/31/2019	7.46	0.29	0.67	0.96	(0.30)	–	(0.30)
12/31/2018	8.24	0.30	(0.63)	(0.33)	(0.33)	(0.12)	(0.45)
12/31/2017	7.92	0.31	0.38	0.69	(0.32)	(0.05)	(0.37)
12/31/2016	7.39	0.32	0.55	0.87	(0.34)	–	(0.34)
12/31/2015	7.91	0.30	(0.44)	(0.14)	(0.32)	(0.06)	(0.38)

Class R4
12/31/2019	7.47	0.30	0.69	0.99	(0.32)	–	(0.32)
12/31/2018	8.25	0.33	(0.64)	(0.31)	(0.35)	(0.12)	(0.47)
12/31/2017	7.93	0.33	0.38	0.71	(0.34)	(0.05)	(0.39)
12/31/2016	7.40	0.34	0.55	0.89	(0.36)	–	(0.36)
6/30/2015 to 12/31/2015(f)	7.99	0.16	(0.52)	(0.36)	(0.17)	(0.06)	(0.23)

Class R5
12/31/2019	7.43	0.33	0.68	1.01	(0.34)	–	(0.34)
12/31/2018	8.21	0.34	(0.63)	(0.29)	(0.37)	(0.12)	(0.49)
12/31/2017	7.86	0.35	0.41	0.76	(0.36)	(0.05)	(0.41)
12/31/2016	7.36	0.21	0.67	0.88	(0.38)	–	(0.38)
6/30/2015 to 12/31/2015(f)	7.95	0.17	(0.52)	(0.35)	(0.18)	(0.06)	(0.24)

Class R6
12/31/2019	7.43	0.33	0.68	1.01	(0.35)	–	(0.35)
12/31/2018	8.21	0.35	(0.63)	(0.28)	(0.38)	(0.12)	(0.50)
12/31/2017	7.89	0.35	0.39	0.74	(0.37)	(0.05)	(0.42)
12/31/2016	7.37	0.37	0.53	0.90	(0.38)	–	(0.38)
6/30/2015 to 12/31/2015(f)	7.95	0.17	(0.51)	(0.34)	(0.18)	(0.06)	(0.24)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Commenced on April 4, 2017.
(d)	Not annualized.
(e)	Annualized.
(f)	Commenced on June 30, 2015.

52	See Notes to Financial Statements.

			Ratios to Average Net Assets:				Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses (%)		Net investment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$8.13	12.93		1.19		3.51		$6,688	217
7.47	(4.17)		1.19		3.71		6,460	147
8.25	8.78		1.21		3.68		9,066	113
7.93	11.91		1.21		4.05		5,324	119
7.40	(2.13)		1.22		3.71		4,075	119

8.12	13.20		1.09		3.60		201,289	217
7.46	(4.21)		1.09		3.81		152,743	147
8.24	8.90		1.10		3.80		151,842	113
7.92	12.03		1.11		4.19		128,317	119
7.39	(1.91)		1.12		3.82		107,581	119

8.14	13.46		0.84		3.80		48,229	217
7.47	(3.83)		0.84		4.09		18,847	147
8.25	9.16		0.86		3.98		8,420	113
7.93	12.29		0.86		4.40		2,072	119
7.40	(4.59	)(d)	0.87	(e)	4.27	(e)	207	119

8.10	13.79		0.59		4.13		16,505	217
7.43	(3.63)		0.59		4.32		30,204	147
8.21	9.46		0.61		4.29		27,302	113
7.86	12.62		0.61		2.70		386	119
7.36	(4.50	)(d)	0.62	(e)	4.39	(e)	10	119

8.09	13.73		0.52		4.16		186,784	217
7.43	(3.56)		0.52		4.39		116,094	147
8.21	9.54		0.52		4.31		69,028	113
7.89	12.56		0.53		4.83		15,346	119
7.37	(4.36	)(d)	0.54	(e)	4.49	(e)	10,994	119

See Notes to Financial Statements.	53

Notes to Financial Statements

1.	ORGANIZATION

Lord Abbett Bond-Debenture Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund was organized in 1970 and incorporated under Maryland law on January 23, 1976.

The Fund’s investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return. The Fund has eleven active classes of shares: Class A, C, F, F3, I, P, R2, R3, R4, R5 and R6, each with different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class C, F, F3, I, P, R2, R3, R4, R5 and R6 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in the Fund’s prospectus); Class C shares redeemed before the first anniversary of purchase. Class C shares automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the tenth anniversary of the month on which the purchase order was accepted. The Fund’s Class P shares are closed to substantially all new investors, with certain exceptions as set forth in the Fund’s prospectus.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Exchange traded options and futures contracts are valued at the last quoted

Notes to Financial Statements (continued)

sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statement of Operations. Withholding taxes on foreign dividends and interest have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes-It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2016 through December 31, 2019. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, C, F, P, R2, R3 and R4 shares bear their class-specific share of all expenses and fees relating to the Fund’s 12b-1 Distribution Plan.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in

Notes to Financial Statements (continued)

foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss), if applicable, is included in Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies on the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions, if applicable, are included in Net realized gain (loss) on foreign currency related transactions on the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Forward Foreign Currency Exchange Contracts–The Fund may enter into forward foreign currency exchange contracts in order to reduce exposure to changes in foreign currency exchange rates on foreign portfolio holdings, or gain or reduce exposure to foreign currency solely for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts on the Fund’s Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contracts is included in Net realized gain (loss) on forward foreign currency exchange contracts on the Fund’s Statement of Operations.

(h)	Futures Contracts–The Fund may purchase and sell futures contracts to enhance returns, to attempt to economically hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by the Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(i)	Credit Default Swaps–The Fund may enter into credit default swap contracts in order to hedge credit risk or for speculation purposes. As a seller of a credit default swap contract (“seller of protection”), the Fund is required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by or other credit event involving the referenced issuer, obligation or index. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract.

As a purchaser of a credit default swap contract (“buyer of protection”), the Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by or other credit event involving the referenced issuer, obligation or index. In return, the Fund would make periodic payments to the counterparty over the term of the contracts, provided no event of default has occurred. These credit default swaps may have as a reference obligation corporate or sovereign issuers or credit indexes. These credit indexes are comprised of a basket of securities representing a particular sector of the market.

Notes to Financial Statements (continued)

Credit default swaps are fair valued based upon quotations from counterparties, brokers or market-makers and the change in value, if any, is recorded as an unrealized appreciation or depreciation. For a credit default swap sold by the Fund, payment of the agreed-upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by the Fund, the agreed-upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian bank or broker in accordance with the swap agreement. The value and credit rating of each credit default swap where the Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Entering into credit default swaps involves credit and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates, and that Lord Abbett does not correctly predict the creditworthiness of the issuers of the reference obligation on which the credit default swap is based. For the centrally cleared credit default swaps, there was minimal counterparty risk to the Fund, since such credit default swaps entered into were traded through a central clearinghouse, which guarantees against default.

(j)	Mortgage Dollar Rolls–The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, the Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.

(k)	Total Return Swaps–The Fund may enter into total return swap agreements to obtain exposure to a security or market without owning such security or investing directly in that market. The Fund may agree to make payments that are the equivalent of interest in exchange for the right to receive payments equivalent to any appreciation in the value of an underlying security, index or other asset, as well as receive payments equivalent to any distributions made on that asset, over the term of the swap. If the value of the asset underlying a total return swap declines over the term of the swap, the Fund also may be required to pay an amount equal to that decline in value to their counterparty.

Notes to Financial Statements (continued)

(l)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions–The Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by a fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at the Fund’s custodian in order to pay for the commitment. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. The Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(m)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(n)	Reverse Repurchase Agreements–The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells a security to a securities dealer or bank for cash and also agrees to repurchase the same security later at a set price. Reverse repurchase agreements expose the Fund to credit risk (that is, the risk that the counterparty will fail to resell the security to the Fund). Engaging in reverse repurchase agreements also may involve the use of leverage, in that the Fund may reinvest the cash it receives in additional securities. Reverse repurchase agreements involve the risk that the market value of the securities to be repurchased by the Fund may decline below the repurchase price

For the fiscal year ended December 31, 2019, the average interest rate, the amount of interest and the average principal amount for the days borrowed in the period were as follows:

		Average
Interest	Average	Amount
Rate	Interest	Borrowed
6.00%	$27,062	$1,867,331

(o)	Floating Rate Loans–The Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The

Notes to Financial Statements (continued)

Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. The Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which the Fund invests may be subject to some restrictions on resale. For example, the Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, the Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between the Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, the Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of the Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. Until demanded by the Borrower, unfunded commitments are not recognized as an asset on the Statement of Assets and Liabilities. Unrealized appreciation/depreciation on unfunded commitments, if any, on the Statement of Assets and Liabilities represents mark to market of the unfunded portion of the Fund’s floating rate notes. As of December 31, 2019 the Fund had the following unfunded loan commitments:

Mavis Tire Services Corp.	$1,509,966
Pacific Gas and Electric Company DIP Delayed Draw Term Loan	4,102,000
Total	$5,611,966

(p)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk—for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

Notes to Financial Statements (continued)

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments and other financial instruments as of December 31, 2019 and, if applicable, Level 3 rollforwards for the fiscal year then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Fund has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $500 million	.50%
Next $9.5 billion	.45%
Over $10 billion	.40%

For the fiscal year ended December 31, 2019, the effective management fee was at an annualized rate of .44% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of ..04% of the Fund’s average daily net assets.

12b-1 Distribution Plan

The Fund has adopted a distribution plan with respect to Class A, C, F, P, R2, R3 and R4 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The following annual rates have been authorized by the Board pursuant to the plan:

Fees*	Class A	Class C(1)	Class F(2)	Class P	Class R2	Class R3	Class R4
Service	.15%	.25%	–	.25%	.25%	.25%	.25%
Distribution	.05%	.75%	.10%	.20%	.35%	.25%	–

*	The Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.
(1)	The Rule 12b-1 fee the Fund pays on Class C shares is a blended rate based on 1.00% of the Fund’s average daily net assets attributable to Class C shares held for less than one year and .80% (.25% service, .55% distribution) of the Fund’s average daily net assets attributable to Class C shares held for one year or more. All Class C shareholders of the Fund will bear Rule 12b-1 fees at the same rate.
(2)	The Class F share Rule 12b-1 fee may be designated as a service fee in limited circumstances as described in the Fund’s prospectus.

Class F3, I, R5 and R6 shares do not have a distribution plan.

Notes to Financial Statements (continued)

Commissions

Distributor received the following commissions on sales of shares of the Fund, after concessions were paid to authorized dealers, for the fiscal year ended December 31, 2019:

Distributor	Dealers’
Commissions	Concessions
$713,600	$4,680,364

Distributor received CDSCs of $61,761 and $86,907 for Class A and Class C shares, respectively, for the fiscal year ended December 31, 2019.

One Director and certain of the Fund’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared daily and paid monthly. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the fiscal years ended December 31, 2019 and December 31, 2018 was as follows:

	Year Ended	Year Ended
	12/31/2019	12/31/2018
Distributions paid from:
Ordinary income	$581,910,124	$649,203,158
Net long-term capital gains	–	138,554,337
Total distributions paid	$581,910,124	$787,757,495

As of December 31, 2019, the components of accumulated gains (losses) on a tax-basis were as follows:

Capital loss carryforwards*	$(217,198,660)
Temporary differences	(5,714,443)
Unrealized gains – net	597,603,121
Total accumulated gains – net	$374,690,018

*	The capital losses will carry forward indefinitely.

At the Fund’s election, certain losses incurred within the taxable year (Qualified Late- Year Losses) are deemed to arise on the first business day of the Fund’s next taxable year. The Fund incurred and will elect to defer late-year ordinary losses of $939,480 during fiscal year 2019.

Notes to Financial Statements (continued)

As of December 31, 2019, the aggregate unrealized security gains and losses on investments and other financial instruments, if any, based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$17,703,030,367
Gross unrealized gain	811,151,797
Gross unrealized loss	(213,577,814)
Net unrealized security gain	$597,573,983

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of amortization of premium, certain securities, other financial instruments, and wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the fiscal year ended December 31, 2019 were as follows:

U.S.		Non-U.S.	U.S.		Non-U.S.
Government		Government	Government		Government
Purchases	*	Purchases	Sales	*	Sales
$24,332,993,090		$11,656,475,684	$23,147,810,847		$9,708,272,715

*	Includes U.S. Government sponsored enterprises securities.

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the fiscal year ended December 31, 2019, the Fund engaged in cross-trades purchases of $6,550,768 and sales of $174,365,105 which resulted in net realized gains of $3,064,038.

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The Fund entered into forward foreign currency exchange contracts for the fiscal year ended December 31, 2019 (as described in note 2(g)). A forward foreign currency exchange contract reduces the Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. The Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and the Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. The Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on forward foreign currency exchange contracts.

The Fund entered into futures contracts for the fiscal year ended December 31, 2019 (as described in note 2(h)) to economically hedge against changes in interest rates. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

Notes to Financial Statements (continued)

The Fund entered into credit default swaps for the fiscal year ended December 31, 2019 (as described in note 2(i)) to economically hedge credit risk. Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security within the index in the event of a defined credit event, such as payment default or bankruptcy. Under a credit default swap one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. For the centrally cleared credit default swaps, there is minimal counterparty credit risk to the Fund since these credit default swaps are traded through a central clearinghouse. As a counterparty to all centrally cleared credit default swaps, the clearinghouse guarantees credit default swaps against default.

As of December 31, 2019, the Fund had the following derivatives at fair value, grouped into appropriate risk categories that illustrate the Fund’s use of derivative instruments:

	Interest	Foreign
	Rate	Currency	Credit
Asset Derivatives	Contracts	Contracts	Contracts
Forward Foreign Currency Exchange Contracts(1)	–	$7,146,607	–
Futures Contracts(2)	$66,742,515	–	–

Liability Derivatives
Centrally Cleared Credit Default Swap Contracts(3)	–	–	$5,466,029
Credit Default Swap Contracts(4)	–	–	2,464,440
Futures Contracts(2)	$6,051,626	–	–
Forward Foreign Currency Exchange Contracts(5)	–	$3,127,887	–

(1)	Statement of Assets and Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.
(2)	Statement of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation on futures contracts as reported in the Schedule of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.
(3)	Statement of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of centrally cleared swap contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
(4)	Statement of Assets and Liabilities location: Credit default swap agreements payable, at fair value.
(5)	Statement of Assets and Liabilities location: Unrealized depreciation on forward foreign currency exchange contracts.

Notes to Financial Statements (continued)

Transactions in derivative instruments for the year ended December 31, 2019, were as follows:

	Interest	Foreign
	Rate	Currency	Equity	Credit
	Contracts	Contracts	Contracts	Contracts
Net Realized Gain (Loss)
Credit Default Swap Contracts(1)	–	–	–	$(3,971,953)
Total Return Swap Contracts(1)	–	–	$(873,043)	–
Forward Foreign Currency Exchange Contracts(2)	–	$10,871,757	–	–
Futures Contracts(3)	$(169,874,831)	–	–	–
Net Change in Unrealized Appreciation/Depreciation
Credit Default Swap Contracts(4)	–	–	–	$29,198,978
Total Return Swap Contracts(4)	–	–	$(981,808)	–
Forward Foreign Currency Exchange Contracts(5)	–	$6,634,616	–	–
Futures Contracts(6)	$91,469,172	–	–	–
Average Number of Contracts/Notional Amounts*
Credit Default Swap Contracts(7)	–	–	–	$1,647,414,826
Total Return Swap Contracts(7)	–	–	$4,905,769	–
Forward Foreign Currency Exchange Contracts(7)	–	$408,281,076	–	–
Futures Contracts(8)	41,648	–	–	–

*	Calculated based on the number of contracts or notional amounts for the fiscal year ended December 31, 2019.
(1)	Statement of Operations location: Net realized loss on swap contracts.
(2)	Statement of Operations location: Net realized gain on forward foreign currency exchange contracts.
(3)	Statement of Operations location: Net realized loss on futures contracts.
(4)	Statement of Operations location: Net change in unrealized appreciation/depreciation on swap contracts.
(5)	Statement of Operations location: Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts.
(6)	Statement of Operations location: Net change in unrealized appreciation/depreciation on futures contracts.
(7)	Amount represents notional amounts in U.S. dollars.
(8)	Amount represents number of contracts.

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the Statement of Assets and Liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between the Fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of

Notes to Financial Statements (continued)

financial assets and liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty:

		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Assets	and Liabilities	Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$7,146,607	$–	$7,146,607
Repurchase Agreements	250,000,000	–	250,000,000
Total	$257,146,607	$–	$257,146,607

	Net Amounts of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Bank of America	$7,033,297	$–	$(7,033,297)	$–	$–
Barclays Bank plc	113,310	–	(113,310)	–	–
JPMorgan Chase & Co.	137,000,000	–	–	(137,000,000)	–
Toronto Dominion Grand Cayman	113,000,000	–	–	(113,000,000)	–
Total	$257,146,607	$–	$(7,146,607)	$(250,000,000)	$–

		Gross Amounts	Net Amounts of
		Offset in the	Liabilities Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Liabilities	and Liabilities	Assets and Liabilities
Credit Default Swap Contract	$2,464,440	$–	$2,464,440
Forward Foreign Currency Exchange Contracts	3,127,887	–	3,127,887
Total	$5,592,327	$–	$5,592,327

	Net Amounts of Liabilities Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Pledged(a)	Pledged(a)	Amount(c)
Credit Suisse	$259,467	$–	$(259,467)	$–	$–
Deutsche Bank	372,854	–	(372,854)	–	–
Goldman Sachs	174,805	–	(130,000)	–	44,805
J.P. Morgan Chase	70,504	–	(70,504)	–	–
Morgan Stanley	1,669,890	–	(1,440,000)	–	229,890
Standard Chartered Bank	10,946	–	–	–	10,946
State Street Bank and Trust	1,404,929	–	(967,000)	–	437,929
Toronto Dominion Bank	1,628,932	–	(1,320,000)	–	308,932
Total	$5,592,327	$–	$(4,559,825)	$–	$1,032,502

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of December 31, 2019.
(c)	Net amount represents the amount owed by the Fund to the counterparty as of December 31, 2019.

Notes to Financial Statements (continued)

8.	DIRECTORS’ REMUNERATION

The Fund’s officers and one Director, who are associated with Lord Abbett, do not receive any compensation from the Fund for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the Fund. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

9.	EXPENSE REDUCTIONS

The Fund has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

10.	LINE OF CREDIT

For the period ended August 7, 2019, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) entered into a Syndicated Facility with various lenders for $1.1 billion whereas State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds are subject to graduated borrowing limits of one-third of Fund net assets (if Fund net assets are less than $750 million), $250 million, $300 million, $350 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

Effective August 8, 2019, the Participating Funds entered into a Syndicated Facility with various lenders for $1.17 billion whereas SSB participates as a lender and as agent for the lenders. The Participating Funds are subject to graduated borrowing limits of one-third of Fund net assets (if net assets are less than $750 million), $250 million, $300 million, $500 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

For the period ended August 7, 2019, the Participating Funds entered into an additional line of credit facility with SSB for $250 million (the “Bilateral Facility” and together with the Syndicated Facility, the “Facilities”). Under the Bilateral Facility, each Participating Fund may borrow up to the lesser of $250 million or one-third of Fund net assets.

Effective August 8, 2019, the Participating Funds entered into a Bilateral Facility with SSB for $330 million ($250 million committed and $80 million uncommitted). Under the Bilateral Facility, the Participating Funds are subject to graduated borrowing limits of one-third of Fund net assets (if net assets are less than $750 million), $250 million, $300 million, or $330 million, based on past borrowings and likelihood of future borrowings, among other factors.

The Facilities are to be used for temporary or emergency purposes as an additional source of liquidity to satisfy redemptions.

For the fiscal year ended December 31, 2019, the Fund did not utilize the Facilities.

11.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”), certain registered open-end management investment companies managed by

Notes to Financial Statements (continued)

Lord Abbett, including the Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the Fund to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

For the fiscal year ended December 31, 2019, the Fund participated as a lender in the Interfund Lending Program. For the period in which the loan was outstanding, the average amount loaned, interest rate and interest income were as follows:

Average	Average	Interest
Loan	Interest Rate	Income*
$20,715,965	2.195%	$1,246

*	Statement of Operations location: Interest earned from Interfund Lending.

12.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Fund’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

13.	SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Fund or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Any income earned from lending securities will be noted on the Statement of Operations.

For the fiscal year ended December 31, 2019, the Fund did not loan any securities.

14.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with investing in debt securities and to the changing prospects of individual companies and/or sectors in which the Fund invests. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of debt securities are likely to decline; when rates fall, such prices tend to rise. Longer-term debt securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a debt security will fail to make timely payments of principal or interest to the Fund, a risk that is greater with high-yield securities (sometimes called “lower-rated bonds” or “junk bonds”), in which the Fund may substantially invest. Some issuers, particularly of high-yield securities, may default as to principal and/or interest payments after the Fund purchases its securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Fund. High-yield securities are subject to greater price fluctuations, as well as additional risks. The market for below investment grade securities may be less liquid, which may make such securities more difficult to sell at an acceptable price, especially during periods of financial distress, increased market volatility, or significant market decline.

Notes to Financial Statements (continued)

The Fund is subject to the risk of investing in securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities (such as the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), or the Federal Home Loan Mortgage Corporation (“Freddie Mac”)). Unlike Ginnie Mae securities, securities issued or guaranteed by U.S. Government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Government and no assurance can be given that the U.S. Government would provide financial support to its agencies and instrumentalities if not required to do so by law. Consequently, the Fund may be required to look principally to the agency issuing or guaranteeing the obligation.

The mortgage-related and asset-backed securities in which the Fund may invest may be particularly sensitive to changes in prevailing interest rates, and economic conditions, including delinquencies and/or defaults. These changes can affect the value, income, and/or liquidity of such positions. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive the Fund of income payments above current market rates. Alternatively, rising interest rates may cause prepayments to occur at a slower-than-expected rate, extending the duration of a security and typically reducing its value. The payment rate will thus affect the price and volatility of a mortgage-related security. In addition, the Fund may invest in non-agency asset backed and mortgage related securities, which are issued by private institutions, not by government-sponsored enterprises.

The Fund may invest up to 20% of its net assets in equity securities, the value of which fluctuates in response to movements in the equity securities markets in general, the changing prospects of individual companies in which the Fund invests, or an individual company’s financial condition.

The Fund may invest in convertible securities, which have both equity and fixed income risk characteristics, including market, credit, liquidity, and interest rate risks. Generally, convertible securities offer lower interest or dividend yields than non-convertible securities of similar quality and less potential for gains or capital appreciation in a rising equity securities market than equity securities. They tend to be more volatile than other fixed income securities and the market for convertible securities may be less liquid than the markets for stocks or bonds. A significant portion of convertible securities have below investment grade credit ratings and are subject to increased credit and liquidity risks.

Due to the Fund’s investment exposure to foreign companies and American Depositary Receipts, the Fund may experience increased market, industry and sector, liquidity, currency, political, information, and other risks. The securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets.

The Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with directly investing in securities. Derivatives may be subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Illiquid securities may lower the Fund’s returns since the Fund may be unable to sell these securities at their desired time or price. Derivatives also may involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate or index. Whether the Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements and other factors. Losses may also arise from the failure of a derivative counterparty to meet its contractual

Notes to Financial Statements (continued)

obligations. If the Fund incorrectly forecasts these and other factors, the Fund’s performance could suffer. The Fund’s use of derivatives could result in a loss exceeding the amount of the Fund’s investment in these instruments.

The Fund may invest up to 15% of its net assets in floating rate or adjustable rate senior loans, including bridge loans, novations, assignments, and participations, which are subject to increased credit and liquidity risks. Senior loans are business loans made to borrowers that may be U.S. or foreign corporations, partnerships or other business entities. The senior loans in which the Fund invests may consist primarily of senior loans that are rated below investment grade or, if unrated, deemed by Lord Abbett to be equivalent to below investment grade securities. Below investment grade senior loans, as in the case of high-yield debt securities, or junk bonds, are usually more credit sensitive than interest rate sensitive, although the value of these instruments may be impacted by broader interest rate swings in the overall fixed income market. In addition, senior loans may be subject to structural subordination.

These factors can affect the Fund’s performance.

15.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

	Year Ended December 31, 2019		Year Ended December 31, 2018
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	133,918,244	$1,069,217,883	89,042,771	$715,517,851
Converted from Class B*	–	–	725,710	5,954,085
Converted from Class C**	26,275,240	209,115,573	42,540,947	341,584,436
Reinvestment of distributions	22,444,062	179,194,884	32,122,488	253,143,937
Shares reacquired	(106,980,010)	(849,818,557)	(139,461,180)	(1,109,191,945)
Increase	75,657,536	$607,709,783	24,970,736	$207,008,364

Class B Shares
Shares sold	–	$–	350	$1,372
Reinvestment of distributions	–	–	3,780	31,162
Shares reacquired	–	–	(84,851)	(694,589)
Converted to Class A*	–	–	(723,417)	(5,954,085)
Decrease	–	$–	(804,138)	$(6,616,140)

Class C Shares
Shares sold	43,768,575	$350,928,819	31,268,208	$251,885,686
Reinvestment of distributions	5,027,837	40,211,441	9,385,524	74,297,016
Shares reacquired	(32,888,087)	(261,619,288)	(51,447,004)	(411,326,771)
Converted to Class A**	(26,206,544)	(209,115,573)	(42,435,232)	(341,584,436)
Decrease	(10,298,219)	$(79,594,601)	(53,228,504)	$(426,728,505)

Class F Shares
Shares sold	346,791,388	$2,762,309,640	253,719,826	$2,036,261,266
Reinvestment of distributions	19,369,737	154,501,880	25,443,252	200,126,782
Shares reacquired	(172,184,295)	(1,365,130,514)	(226,304,503)	(1,785,567,950)
Increase	193,976,830	$1,551,681,006	52,858,575	$450,820,098

Notes to Financial Statements (continued)

	Year Ended December 31, 2019		Year Ended December 31, 2018
Class F3 Shares	Shares	Amount	Shares	Amount
Shares sold	106,494,546	$845,843,853	94,593,905	$756,207,322
Reinvestment of distributions	10,303,012	81,952,647	11,496,201	89,940,220
Shares reacquired	(40,243,536)	(318,286,371)	(32,893,600)	(259,525,702)
Increase	76,554,022	$609,510,129	73,196,506	$586,621,840

Class I Shares
Shares sold	85,849,333	$681,803,971	54,051,383	$431,982,693
Reinvestment of distributions	5,557,418	44,150,983	7,780,452	61,042,373
Shares reacquired	(43,011,770)	(338,928,271)	(63,691,245)	(502,420,870)
Increase (decrease)	48,394,981	$387,026,683	(1,859,410)	$(9,395,804)

Class P Shares
Shares sold	237,182	$1,913,910	249,640	$2,045,598
Reinvestment of distributions	83,645	682,350	146,936	1,187,883
Shares reacquired	(595,234)	(4,849,340)	(1,948,530)	(16,225,112)
Decrease	(274,407)	$(2,253,080)	(1,551,954)	$(12,991,631)

Class R2 Shares
Shares sold	279,426	$2,219,423	365,702	$2,951,667
Reinvestment of distributions	19,950	159,371	30,106	237,641
Shares reacquired	(342,140)	(2,715,689)	(629,724)	(5,053,425)
Decrease	(42,764)	$(336,895)	(233,916)	$(1,864,117)

Class R3 Shares
Shares sold	6,315,210	$50,436,576	4,877,246	$39,068,672
Reinvestment of distributions	826,117	6,583,665	1,121,177	8,808,906
Shares reacquired	(2,839,181)	(22,473,168)	(3,945,159)	(31,669,016)
Increase	4,302,146	$34,547,073	2,053,264	$16,208,562

Class R4 Shares
Shares sold	4,187,331	$33,496,348	2,255,095	$18,064,120
Reinvestment of distributions	118,504	949,841	84,687	662,989
Shares reacquired	(901,293)	(7,212,781)	(837,046)	(6,630,028)
Increase	3,404,542	$27,233,408	1,502,736	$12,097,081

Class R5 Shares
Shares sold	1,391,831	$11,010,329	1,820,043	$14,564,194
Reinvestment of distributions	173,880	1,380,566	243,244	1,907,052
Shares reacquired	(3,589,909)	(28,601,514)	(1,324,437)	(10,494,608)
Increase (decrease)	(2,024,198)	$(16,210,619)	738,850	$5,976,638

Class R6 Shares
Shares sold	14,483,680	$115,423,678	12,151,378	$97,535,616
Reinvestment of distributions	605,469	4,812,557	701,225	5,482,843
Shares reacquired	(7,633,285)	(60,378,107)	(5,638,275)	(44,812,345)
Increase	7,455,864	$59,858,128	7,214,328	$58,206,114

Notes to Financial Statements (concluded)

	Year Ended December 31, 2019		Year Ended December 31, 2018
Class T Shares(a)	Shares	Amount	Shares	Amount
Shares sold	–	$–	–	$–
Reinvestment of distributions	–	–	27	220
Shares reacquired	–	–	(1,274)	(10,229)
Decrease	–	$–	(1,247)	$(10,009)

*	Automatic conversion of Class B shares occurred on the 25th day of the month (or, if the 25th day was not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted. Class B shares were closed on April 25, 2018.
**	Automatic conversion of Class C shares occurs on the 25th day of the month (or, if the 25th day was not a business day, the next business day thereafter) following the tenth anniversary of the day on which the purchase order was accepted.
(a)	Closed on July 24, 2018.

Report of Independent Registered Public Accounting Firm

To the shareholders and Board of Directors of Lord Abbett Bond-Debenture Fund, Inc.

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Lord Abbett Bond-Debenture Fund, Inc. (the “Fund”), including the schedule of investments, as of December 31, 2019, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2019, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2019, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

DELOITTE & TOUCHE LLP
New York, New York
February 26, 2020

We have served as the auditor of one or more Lord Abbett Family of Funds’ investment companies since 1932.

Supplemental Proxy Information (unaudited)

A joint special meeting of shareholders of the Fund was held on August 26, 2019. The joint special meeting was held for the purpose of electing members of the Fund’s Board of Directors. Shareholders elected the following ten (10) Directors at the joint special meeting:

•	Eric C. Fast
•	Evelyn E. Guernsey
•	Julie A. Hill
•	Kathleen M. Lutito
•	James M. McTaggart
•	Charles O. Prince
•	Karla M. Rabusch
•	Mark A. Schmid
•	Douglas B. Sieg
•	James L.L. Tullis

The results of the proxy solicitation on the preceding matter were as follows:

Lord Abbett Bond Debenture Fund, Inc.

Nominee Votes	Votes For	Votes Withheld
Eric C. Fast	1,562,158,637.934	32,271,906.548
Evelyn E. Guernsey	1,562,131,152.873	32,299,391.609
Julie A. Hill	1,561,840,831.123	32,589,713.359
Kathleen M. Lutito	1,563,535,439.807	30,895,104.675
James M. McTaggart	1,561,421,811.134	33,008,733.348
Charles O. Prince	1,560,503,226.004	33,927,318.478
Karla M. Rabusch	1,561,936,925.173	32,493,619.309
Mark A. Schmid	1,562,575,160.314	31,855,384.168
Douglas B. Sieg	1,563,033,586.626	31,396,957.856
James L.L. Tullis	1,560,404,222.921	34,026,321.561

Basic Information About Management

The Board is responsible for the management of the business and affairs of the Fund in accordance with the laws of the State of Maryland. The Board elects officers who are responsible for the day-to-day operations of the Fund and who execute policies authorized by the Board. The Board also approves an investment adviser to the Fund and continues to monitor the cost and quality of the services the investment adviser provides, and annually considers whether to renew the contract with the investment adviser. Generally, each Director holds office until his/her successor is elected and qualified or until his/her earlier resignation or removal, as provided in the Fund’s organizational documents.

Lord Abbett, a Delaware limited liability company, is the Fund’s investment adviser. Designated Lord Abbett personnel are responsible for the day-to-day management of the Fund.

Interested Director

Mr. Sieg is affiliated with Lord Abbett and is an “interested person” of the Fund as defined in the Act. Mr. Sieg is director/trustee of each of the 12 investment companies in the Lord Abbett Family of Funds, which consist of 57 investment portfolios. Mr. Sieg is an officer of the Lord Abbett Family of Funds.

Name, Address and Year of Birth	Current Position and Length of Service with the Fund	Principal Occupation and Other Directorships During the Past Five Years
Douglas B. Sieg Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1969)	Director since 2016; President and Chief Executive Officer since 2018	Principal Occupation: Managing Partner (since 2018) and was formerly Head of Client Services, joined Lord Abbett in 1994. Other Directorships: None.

Independent Directors

The following Independent Directors also are directors/trustees of each of the 12 investment companies in the Lord Abbett Family of Funds, which consist of 57 investment portfolios.

Name, Address and Year of Birth	Current Position and Length of Service with the Fund	Principal Occupation and Other Directorships During the Past Five Years
Evelyn E. Guernsey Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1955)	Director since 2011	Principal Occupation: None. Other Directorships: None.

Julie A. Hill Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1946)	Director since 2004

Principal Occupation: Owner and CEO of The Hill Company, a business consulting firm (since 1998).

Other Directorships: Currently serves as director of Anthem, Inc., a health benefits company (since 1994).

Kathleen M. Lutito Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1963)	Director since 2017	Principal Occupation: President and Chief Investment Officer of CenturyLink Investment Management Company (since 2006). Other Directorships: None.

Basic Information About Management (continued)

Name, Address and Year of Birth	Current Position and Length of Service with the Fund	Principal Occupation and Other Directorships During the Past Five Years
James M. McTaggart Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Director since 2012	Principal Occupation: Independent management advisor and consultant (since 2012). Other Directorships: Blyth, Inc., a home products company (2004–2015).

Charles O. Prince Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1950)	Director since 2019

Principal Occupation: None. Formerly Chairman and Chief Executive Officer, Citigroup, Inc.

Other Directorships: Currently serves as director of Johnson & Johnson (2006–Present). Previously served as director of Xerox Corporation (2008–2018).

Karla M. Rabusch Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street. Jersey City, NJ 07302 (1959)	Director since 2017	Principal Occupation: President and Director of Wells Fargo Funds Management, LLC (2003–2017); President of Wells Fargo Funds (2003–2016). Other Directorships: None

Mark A. Schmid Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1959)	Director since 2016	Principal Occupation: Vice President and Chief Investment Officer of the University of Chicago (since 2009). Other Directorships: None.

James L.L. Tullis Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Director since 2006; Chairman since 2017

Principal Occupation: Chairman of Tullis Health Investors—FL LLC (since 2018); CEO of Tullis-Dickerson and Co. Inc., a venture capital management firm (1990–2016).

Other Directorships: Currently serves as director of Crane Co. (since 1998), Alphatec Spine, Inc. (since 2018), and electroCore, Inc. (since 2018).

Officers

None of the officers listed below have received compensation from the Fund. All of the officers of the Fund also may be officers of the other Lord Abbett Funds and maintain offices at 90 Hudson Street, Jersey City, NJ 07302. Unless otherwise indicated, the position(s) and title(s) listed under the “Principal Occupation During the Past Five Years” column indicate each officer’s position(s) and title(s) with Lord Abbett. Each officer serves for an indefinite term (i.e., until his or her death, resignation, retirement, or removal).

Name and Year of Birth	Current Position with the Fund	Length of Service of Current Position	Principal Occupation During the Past Five Years
Douglas B. Sieg (1969)	President and Chief Executive Officer	Elected as President and Chief Executive Officer in 2018	Managing Partner of Lord Abbett (since 2018) and was formerly Head of Client Services, joined Lord Abbett in 1994.

Basic Information About Management (concluded)

Name and Year of Birth	Current Position with the Fund	Length of Service of Current Position	Principal Occupation During the Past Five Years
Jackson C. Chan (1964)	AML Compliance Officer	Elected in 2018	Deputy Chief Compliance Officer and Director of Regulatory Affairs, joined Lord Abbett in 2014.

Pamela P. Chen (1978)	Vice President, Assistant Secretary and Privacy Officer	Elected as Vice President and Assistant Secretary in 2018 and Privacy Officer in 2019	Associate General Counsel, joined Lord Abbett in 2017 and was formerly Special Counsel at Schulte, Roth & Zabel LLP (2005–2017).

John T. Fitzgerald (1975)	Vice President and Assistant Secretary	Elected in 2018	Deputy General Counsel, joined Lord Abbett in 2018 and was formerly Deputy Head of U.S. Funds Legal, Executive Director and Assistant General Counsel at JPMorgan Chase (2005–2018).

Vito A. Fronda (1969)	Treasurer	Elected in 2018	Partner and Director of Fund Treasury and Tax, joined Lord Abbett in 2003.

Bernard J. Grzelak (1971)	Chief Financial Officer Vice President	Elected in 2017	Partner and Chief Operating Officer, Global Funds and Risk, joined Lord Abbett in 2003.

Linda Y. Kim (1980)	Vice President and Assistant Secretary	Elected in 2016	Counsel, joined Lord Abbett in 2015.

Joseph M. McGill (1962)	Chief Compliance Officer	Elected in 2014	Partner and Chief Compliance Officer, joined Lord Abbett in 2014.

Amanda S. Ryan (1978)	Vice President and Assistant Secretary	Elected in 2018	Counsel, joined Lord Abbett in 2016 and was formerly a Director and Corporate Counsel at PGIM Investments (2012–2016).

Lawrence B. Stoller (1963)	Vice President, Secretary and Chief Legal Officer	Elected as Vice President and Secretary in 2007 and Chief Legal Officer in 2019	Partner and General Counsel, joined Lord Abbett in 2007.

Please call 888-522-2388 for a copy of the statement of additional information, which contains further information about the Fund’s Directors. It is available free upon request.

Approval of Advisory Contract

The Board, including all of the Directors who are not “interested persons” of the Fund or of Lord Abbett, as defined in the Investment Company Act of 1940, as amended (the “Independent Directors”), annually considers whether to approve the continuation of the existing management agreement between the Fund and Lord Abbett (the “Agreement”). In connection with its most recent approval, the Board reviewed materials relating specifically to the Agreement, as well as numerous materials received throughout the course of the year, including information about the Fund’s investment performance compared to the performance of its benchmarks. Before making its decision as to the Fund, the Board had the opportunity to ask questions and request further information, taking into account its knowledge of Lord Abbett gained through its meetings and discussions. These meetings and discussions included reviews of Fund performance conducted by members of the Contract Committee, the deliberations of the Contract Committee, and discussions between the Contract Committee and Lord Abbett’s management. The Independent Directors also met with their independent legal counsel in various private sessions at which no representatives of management were present.

The materials received by the Board included, but were not limited to: (1) information provided by Broadridge Financial Solutions (“Broadridge”) regarding the investment performance of the Fund compared to the investment performance of certain funds with similar investment styles as determined by Broadridge, based, in part, on the Fund’s Morningstar category (the “performance peer group”), and the investment performance of two appropriate benchmarks; (2) information provided by Broadridge regarding the expense ratios, contractual and actual management fee rates, and other expense components for the Fund and certain funds in the same Morningstar category, with generally the same or similar share classes and operational characteristics, including asset size (the “expense peer group”); (3) certain supplemental investment performance information provided by Lord Abbett; (4) information provided by Lord Abbett on the expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability of the Agreement to Lord Abbett; (8) information provided by Lord Abbett regarding the investment management fee schedules for Lord Abbett’s other advisory clients maintaining accounts with a similar investment strategy as the Fund; and (9) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management and Related Services Generally. The Board considered the services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other. After reviewing these and related factors, the Board concluded that the Fund was likely to continue to benefit from the nature, extent and quality of the investment services provided by Lord Abbett under the Agreement.

Investment Performance. The Board reviewed the Fund’s investment performance in relation to that of the performance peer group and two appropriate benchmarks as of various periods ended June 30, 2019. The Board observed that the Fund’s investment performance was above the median of the performance peer group for the one-, three-, five-, and ten-year periods. The Board further considered Lord Abbett’s performance and reputation generally, the performance of other Lord

Approval of Advisory Contract (continued)

Abbett-managed funds overseen by the Board, and the willingness of Lord Abbett to take steps intended to improve performance when appropriate. After reviewing these and related factors, the Board concluded that the Fund’s Agreement should be continued.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline, and other services provided to the Fund by Lord Abbett. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, and extent of compliance, administrative, and other services performed by Lord Abbett and the nature and extent of Lord Abbett’s supervision of third party service providers, including the Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of the Fund, including the contractual and actual management fee rates, and the expense levels of the Fund’s expense peer group. It also considered how the expense level of the Fund related to those of the expense peer group and the amount and nature of the fees paid by shareholders. The Board observed that the net total expense ratio of the Fund was below the median of the expense peer group. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that the management fees paid by, and expense level of, the Fund were reasonable in light of all of the factors it considered and supported the continuation of the Agreement.

Profitability. The Board considered the level of Lord Abbett’s operating margin in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. It considered whether the Fund was profitable to Lord Abbett in connection with the Fund’s operation, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board also considered the profits realized from other business segments of Lord Abbett, which may benefit from or be related to the Fund’s business. The Board considered Lord Abbett’s profit margins excluding Lord Abbett’s marketing and distribution expenses. The Board also considered Lord Abbett’s profit margins, without those exclusions, in comparison with available industry data and how those profit margins could affect Lord Abbett’s ability to recruit and retain personnel. The Board recognized that Lord Abbett’s overall profitability was a factor in enabling it to attract and retain qualified personnel to provide services to the Fund. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that Lord Abbett’s profitability with respect to the Fund was not excessive.

Economies of Scale. The Board considered the extent to which there had been economies of scale in managing the Fund, whether the Fund’s shareholders had appropriately benefited from such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that the existing management fee schedule, with its breakpoints in the level of the management fee, adequately addressed any economies of scale in managing the Fund.

Other Benefits to Lord Abbett. The Board considered the amount and nature of the fees paid by the Fund and the Fund’s shareholders to Lord Abbett and the Distributor for services other than investment advisory services, such as the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible

Approval of Advisory Contract (concluded)

benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees it receives, and receives a portion of the sales charges on sales and redemptions of some classes of shares of the Lord Abbett Funds. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of the Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Lord Abbett Funds. The Board also took into consideration the investment research that Lord Abbett receives as a result of client brokerage transactions.

Alternative Arrangements. The Board considered whether, instead of approving continuation of the Agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the Agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the Agreement. In considering whether to approve the continuation of the Agreement, the Board did not identify any single factor as paramount or controlling. Individual Directors may have evaluated the information presented differently from one another, giving different weights to various factors. This summary does not discuss in detail all matters considered.

Householding

The Fund has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended December 31 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters as an attachment to Form N-PORT. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388.

Tax Information

2% of the ordinary income distributions paid by the Fund during the fiscal year ended December 31, 2019 is qualified dividend income. For corporate shareholders, 2% of the Fund’s ordinary income distributions qualified for the dividend received deduction.

For foreign shareholders, 73% of the net investment income distributions paid by the Fund during the fiscal year ended December 31, 2019 represents interest-related dividends.

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by		LABD-2
LORD ABBETT DISTRIBUTOR LLC.	Lord Abbett Bond-Debenture Fund, Inc.	(2/20)

Item 2:	Code of Ethics.

(a)	In accordance with applicable requirements, the Registrant adopted a Sarbanes-Oxley Code of Ethics on June 19, 2003 that applies to the principal executive officer and senior financial officers of the Registrant (“Code of Ethics”). The Code of Ethics was in effect during the fiscal year ended December 31, 2019 (the “Period”).

(b)	Not applicable.

(c)	The Registrant has not amended the Code of Ethics as described in Form N-CSR during the Period.

(d)	The Registrant has not granted any waiver, including an implicit waiver, from a provision of the Code of Ethics as described in Form N-CSR during the Period.

(e)	Not applicable.

(f)	See Item 12(a)(1) concerning the filing of the Code of Ethics.

Item 3:	Audit Committee Financial Expert.

The Registrant’s board of directors has determined that each of the following independent directors who are members of the audit committee is an audit committee financial expert: Evelyn E. Guernsey, Karla M. Rabusch and Mark A. Schmid. Each of these persons is independent within the meaning of the Form N-CSR.

Item 4:	Principal Accountant Fees and Services.

In response to sections (a), (b), (c) and (d) of Item 4, the aggregate fees billed to the Registrant for the fiscal years ended December 31, 2019 and 2018 by the Registrant’s principal accounting firm, Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu and their respective affiliates (collectively, “Deloitte”) were as follows:

	Fiscal year ended:
	2019	2018
Audit Fees {a}	$79,100	$76,800
Audit-Related Fees	- 0 -	- 0 -
Total audit and audit-related fees	79,100	76,800

Tax Fees {b}	7,556	12,046
All Other Fees	- 0 -	- 0 -

Total Fees	$86,656	$88,846

{a} Consists of fees for audits of the Registrant’s annual financial statements.

{b} Fees for the fiscal year ended December 31, 2019 and 2018 consist of fees for preparing the U.S. Income Tax Return for Regulated Investment Companies, New Jersey Corporation Business Tax Return, New Jersey Annual Report Form, U.S. Return of Excise Tax on Undistributed Income of Investment Companies, IRS Forms 1099-MISC and 1096 Annual Summary and Transmittal of U.S. Information Returns.

(e) (1) Pursuant to Rule 2-01(c) (7) of Regulation S-X, the Registrant’s Audit Committee has adopted pre-approval policies and procedures. Such policies and procedures generally provide that the Audit Committee must pre-approve:

•	any audit, audit-related, tax, and other services to be provided to the Lord Abbett Funds, including the Registrant, and
•	any audit-related, tax, and other services to be provided to the Registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to one or more Funds comprising the Registrant if the engagement relates directly to operations and financial reporting of a Fund, by the independent auditor to assure that the provision of such services does not impair the auditor’s independence.

The Audit Committee has delegated pre-approval authority to its Chairman, subject to a fee limit of $10,000 per event, and not to exceed $25,000 annually. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. Unless a type of service to be provided by the independent auditor has received general pre-approval, it must be pre-approved by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

(e) (2) The Registrant’s Audit Committee has approved 100% of the services described in this Item 4 (b) through (d).

(f) Not applicable.

(g) The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant are shown above in the response to Item 4 (a), (b), (c) and (d) as “All Other Fees”.

The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant’s investment adviser, Lord, Abbett & Co. LLC (“Lord Abbett”), for the fiscal years ended December 31, 2019 and 2018 were:

	Fiscal year ended:
	2019	2018
All Other Fees {a}	$215,383	$200,339

{a} Consist of fees for Independent Services Auditors’ Report on Controls Placed in Operation and Tests of Operating Effectiveness related to Lord Abbett’s Asset Management Services (“SOC-1 Report”).

The aggregate non-audit fees billed by Deloitte for services rendered to entities under the common control of Lord Abbett for the fiscal years ended December 31, 2019 and 2018 were:

	Fiscal year ended:
	2019	2018
All Other Fees	$ - 0 -	$ - 0-

(h) The Registrant’s Audit Committee has considered the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to Rule 2-01 (c)(7)(ii) of Regulation S-X and has determined that the provision of such services is compatible with maintaining Deloitte’s independence.

Item 5:	Audit Committee of Listed Registrants.

Not applicable.

Item 6:	Investments.

Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	The Lord Abbett Family of Funds Sarbanes Oxley Code of Ethics for the Principal Executive Officer and Senior Financial Officers is attached hereto as part of Ex-99. CODEETH.

(a)(2)	Certification of each Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each Principal Executive Officer and Principal Financial Officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT BOND-DEBENTURE FUND, INC.

	By:	/s/ Douglas B. Sieg
Douglas B. Sieg President and Chief Executive Officer

Date: February 26, 2020

	By:	/s/ Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: February 26, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: February 26, 2020

	By:	/s/ Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: February 26, 2020